united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

QUARTERS ONLY
50¢

Looking long-term

Semi-Annual Report | CLS Funds | October 31, 2015

CLS INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

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CLS Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	3
CLS Global Diversified Equity Fund - Portfolio Summary	6
CLS Global Diversified Equity Fund - Performance Update	7
CLS Growth and Income Fund - Portfolio Summary	8
CLS Growth and Income Fund - Performance Update	9
CLS Global Growth Fund - Portfolio Summary	10
CLS Global Growth Fund - Performance Update	11
CLS Domestic Equity Fund - Portfolio Summary	12
CLS Domestic Equity Fund - Performance Update	13
CLS International Equity Fund - Portfolio Summary	14
CLS International Equity Fund - Performance Update	15
CLS Enhanced Long/Short Fund - Portfolio Summary	16
CLS Enhanced Long/Short Fund - Performance Update	17
CLS Flexible Income Fund - Portfolio Summary	18
CLS Flexible Income Fund - Performance Update	19
CLS Global Aggressive Equity Fund - Portfolio Summary	20
CLS Global Aggressive Equity Fund - Performance Update	21
CLS Shelter Fund - Portfolio Summary	22
CLS Shelter Fund - Performance Update	23
CLS Global Diversified Equity Fund - Schedule of Investments	24
CLS Growth and Income Fund - Schedule of Investments	26
CLS Global Growth Fund - Schedule of Investments	28
CLS Domestic Equity Fund - Schedule of Investments	31
CLS International Equity Fund - Schedule of Investments	32
CLS Enhanced Long/Short Fund - Schedule of Investments	33
CLS Flexible Income Fund - Schedule of Investments	35
CLS Global Aggressive Equity Fund - Schedule of Investments	38
CLS Shelter Fund - Schedule of Investments	40
Statements of Assets and Liabilities	41
Statements of Operations	43

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CLS Funds Semi-Annual Report

Table of Contents, cont'd.

CLS Global Diversified Equity Fund - Statements of Changes in Net Assets	45
CLS Growth and Income Fund - Statements of Changes in Net Assets	45
CLS Global Growth Fund - Statements of Changes in Net Assets	46
CLS Domestic Equity Fund - Statements of Changes in Net Assets	46
CLS International Equity Fund - Statements of Changes in Net Assets	47
CLS Enhanced Long/Short Fund - Statements of Changes in Net Assets	47
CLS Flexible Income Fund - Statements of Changes in Net Assets	48
CLS Global Aggressive Equity Fund - Statements of Changes in Net Assets	48
CLS Shelter Fund - Statements of Changes in Net Assets	49
CLS Global Diversified Equity Fund - Financial Highlights	50
CLS Growth and Income Fund - Financial Highlights	52
CLS Global Growth Fund - Financial Highlights	53
CLS Domestic Equity Fund - Financial Highlights	54
CLS International Equity Fund - Financial Highlights	55
CLS Enhanced Long/Short Fund - Financial Highlights	56
CLS Flexible Income Fund - Financial Highlights	57
CLS Global Aggressive Equity Fund - Financial Highlights	58
CLS Shelter Fund - Financial Highlights	59
Notes to Financial Statements	60
Shareholder Expense Example	80

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CLS Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders,

The bull market of U.S. equities is still alive, but it took a step back in recent months. Over the six-month period that ended October 31, 2015, the overall U.S. market, as defined by the Russell 3000 (an index composed of the 3,000 largest U.S. stocks), dropped in price by more than 2 percent. The S&P 500 (an index of 500-large capitalization companies widely used as a benchmark for larger companies) lost 1 percent, and the Russell 2000 (an index comprised of the 2,000 smallest companies on the Russell 3000 and used as a benchmark for smaller companies) dropped 7 percent. It was worse overseas; developed international markets lost nearly 10 percent, and emerging markets were down nearly 20 percent.

While U.S. stocks officially remain in one of the longest and strongest bull markets in history, it has not been a good time for global value investing. In fact, it has been reported that global value investing has experienced its weakest streak of relative performance ever in recent years, even compared to the early 1970s or the technology, media, and telecom bubble of the late 1990s.

This environment hasn't necessarily played into our style of investing. At CLS Investments (CLS), we strongly believe that global, balanced, risk-budgeted, exchange-traded fund (ETF) portfolios help investors succeed over time. But lately, being global and balanced hasn't helped performance.

Nonetheless, we believe this basic approach still makes sense for many investors. Let's break down our beliefs into a bit more detail as they inform our approach to portfolio management.

1. **Helping Investors Succeed**
   We believe global, balanced, risk-budgeted, ETF portfolios, along with clear and transparent communication, help investors achieve success. If portfolios behave as expected, investors are more likely to stay the course.

2. **Global**
   We believe diversification across domestic and international markets should provide smoother returns and ultimately higher risk-adjusted performance than domestic-only portfolios over time.

3. **Balanced**
   We believe asset allocation – and managing the proper balance between assets depending on a portfolio's mandate – works for investors. Again, smoother returns should translate into better investor experiences and results.

4. **Exchange-Traded Funds (ETFs)**
   We believe ETFs provide numerous potential benefits for investors, including lower costs, tax efficiency, and investment precision.

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CLS Funds Semi-Annual Report

We also believe in the power of teamwork and discipline. All CLS-managed funds are team-managed using disciplined processes that we believe are key to long-term success. As investment manager/thought leader Cliff Asness said: *"I used to think being great at investing long-term was about genius…Genius is still good, but more and more I think it's about doing something reasonable, that makes sense, and then sticking to it with incredible fortitude through the tough times."*

We couldn't have said it better ourselves.

Investment Outlook

As active asset allocators, we will build our various portfolios around the CLS Investment Themes approved by the CLS Investment Committee. These themes, which are currently being installed, will guide our approach to managing funds in 2016:

- X-Factor:

  We expect lower U.S. stock market returns in the year(s) ahead and will therefore emphasize factor-based ETFs, otherwise known as "smart beta" ETFs. These ETFs have a rules-based approach to building a portfolio, which emphasizes a factor, such as value, growth, or high quality. Factor-based ETFs capture the essence of active management but at a fraction of the cost. We believe this emphasis will enhance returns in the year(s) ahead. CLS is already an industry leader in the usage of smart beta ETFs, and this emphasis is likely to grow.

  In addition, we expect market volatility will increase in the year(s) ahead. Market volatility has been at historically low levels in recent years, and this usually sets the stage for increased volatility.

- International Opportunities:

  International markets have significantly underperformed the U.S. stock market in recent years. Now, however, they have considerably better valuations, which in turn suggest better returns.

  In addition to valuations, yields, monetary policies, and reforms play greater roles in a low-growth world, and international markets are more likely to benefit from these factors than U.S. markets going forward. Currently in international markets, valuations are lower, dividend yields are higher, reforms are taking hold, and central banks are providing greater support.

  While these benefits are powerful, some international markets are facing certain headwinds. For example, some emerging market economies aren't growing as once expected. A diversified approach to international investing may be complemented by targeted allocations in particular countries, regions, and sectors. We expect wider performance dispersion between countries when reforms and policies have an outsized effect.

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CLS Funds Semi-Annual Report

Creative Diversification:

Given the low level of interest rates, we continue to be creative in how we diversify our equity-dominated portfolios. We can do this in two ways. First, we can be tactical in our fixed-income exposures. We have been actively managing our duration (i.e., interest rate sensitivity), credit, and sector exposures. Currently, our portfolios are less interest-rate sensitive than the overall bond market, and our overall credit quality is higher than in years past. Second, we can use alternative asset class segments and strategies, which can include managed futures, hedge fund strategies, and currencies. This could also mean increased exposure to commodities, which have been beaten down over the last several years (many commodities are at multi-year price lows).

Sincerely,

Portfolio Management Team

The CLS Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds ("Underlying Funds"). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

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CLS Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity generated a -6.19 percent total return for the six-month period ended October 31, 2015. The Fund has a risk budget of 100 (i.e., over time it is approximately as risky as a diversified equity portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund trailed its benchmark during this time frame. Emerging market and energy positions led the losses. Meanwhile, investment themes that dominated portfolios in 2015, namely technology and high quality, strongly helped performance. The overall large-growth exposure also helped.

Regarding our equity positioning among domestic sectors, the largest sector tilt remains technology. Technology stocks, depending on the valuation metric and time frame, are trading at (or near) their most attractive relative valuations in some time. This is dominated by large-cap tech stocks, which are also helping the Fund's emphasis on high-quality (i.e., companies with stronger balance sheets and more consistent profitability) stocks.

Turnover for the Fund over the last six months was 32 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

4.31% Large Cap Value
0.60% Other/ Cash Equivalents
8.45% Global Equity
11.99% Emerging Markets
37.58% Developed International
12.76% Large Cap Core
24.33% Large Cap Growth

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

Vanguard Dividend Appreciation ETF 8.24%

The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.

SPDR Technology Select Sector Fund 7.85%

The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Technology Select Sector Index.

iShares MSCI USA Quality Factor ETF 7.42%

The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

Vanguard Total International Stock ETF 6.85%

The Fund seeks to track the performance of the FTSE Global All Cap ex US Index, which measures the investment return of stocks issued by companies located outside the United States.

iShares MSCI EAFE ETF 6.40%

The Fund seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

WisdomTree Emerging Markets High Dividend Fund 5.83%

The Fund seeks to track the investment results of high-dividend-yielding companies in the emerging markets region.

iShares Core MSCI Europe ETF 4.56%

The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities.

iShares Russell 1000 Growth ETF 4.54%

The Fund seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

PowerShares International Dividend Achievers Portfolio 4.48%

The Fund seeks investment results that generally correspond to the price and yield of the Share BuyBack Achievers Index.

iShares Global 100 ETF 4.04%

The Fund seeks to track the investment results of an index composed of 100 large-capitalization global equities.

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CLS Funds Semi-Annual Report CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class C Shares[1]	(6.58)%	(3.67)%	8.20%	6.38%	4.47%	2.08%	7/13/00
Class N Shares[2]	(6.19)%	(2.90)%	9.16%	7.38%	5.47%	5.56%	7/14/97

* Figure is not annualized.
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$36,000
$31,000
$26,000
$21,000
$16,000
$11,000
$6,000
$33,439
$26,924
$23,569
Global Diversified Equity Fund (Class N)
Risk Budget Benchmark
Russell 3000® Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Global Diversified Equity Fund Class C and Class N per the most recent prospectus were 2.44% and 1.44%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The blended benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US).

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CLS Funds Semi-Annual Report | CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth and Income generated a -3.64 percent total return for the six-month period ended October 31, 2015. The Fund has a risk budget of 55 (i.e., over time it is 55 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund trailed its benchmark during this time frame, primarily due to its exposure to international securities (while the U.S. equity market performed strongly), specifically emerging markets. Helping performance was exposure to high-quality securities and the technology sector.

Regarding overall equity positioning among domestic sectors, the largest sector tilt is towards technology. Technology stocks, depending on the valuation metric and time frame, are trading at (or near) their most attractive relative valuations in some time. This is dominated by large-cap tech stocks, which are also helping the Fund's emphasis on high-quality (i.e., companies with stronger balance sheets and more consistent profitability) stocks. The fund also has a tilt towards consumer staples stocks.

The Fund is slightly less interest rate sensitive than the overall bond market. Our thinking is that we want high-quality bonds in the portfolio to diversify our equity exposure while continuing below benchmark exposure to interest rates due to the overall low level of interest rates.

In terms of credit exposure, the Fund is currently positioned to perform better if higher-quality bonds outperform. At the end of October, the credit quality of the bonds owned by the Fund was arguably at its highest point since the Fund's inception.

Turnover for the Fund over the last six months was 22 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.63% Alternative
0.57% High Yield Bonds
0.29% Balanced
0.09% Small/Mid-Cap Growth
1.24% Other/Cash Equivalents
2.12% Commodity Funds
2.20% Inverse Equity
4.10% Large Cap Value
5.74% Emerging Markets
6.97% International Bonds
22.76% Intermediate/Long-Term Bonds
9.52% Large Cap Core
18.98% Developed International
11.41% Short-Term Bonds
12.35% Large Cap Growth

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

PIMCO Total Return Active ETF — **10.10%**

The Fund is a diversified portfolio of high quality bonds that are actively managed in an effort to maximize return in a risk-controlled framework.

iShares TIPS Bond ETF — **8.56%**

The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

iShares MSCI USA Quality Factor ETF — **6.98%**

The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

Vanguard Dividend Appreciation ETF — **6.65%**

The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.

iShares Floating Rate Bond ETF — **6.48%**

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Floating Rate Note <5 Years Index.

PowerShares Emerging Markets Sovereign Debt Portfolio — **5.61%**

The Fund is based on the DB Emerging Market USD Liquid Balanced Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.

PIMCO Enhanced Short Maturity Active ETF — **4.51%**

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

iShares Europe ETF — **4.03%**

The Fund seeks to track the investment results of an index composed of European equities.

PowerShares International Dividend Achievers Portfolio — **3.79%**

The Fund seeks investment results that generally correspond to the price and yield of the Share BuyBack Achievers Index.

iShares MSCI EAFE Minimum Volatility ETF — **3.20%**

The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

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CLS Funds Semi-Annual Report CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(3.64)%	(1.91)%	4.20%	4.96%	3.68%	3.42%	7/14/97

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$36,000
$31,000
$26,000
$21,000
$16,000
$11,000
$6,000
$33,439
$20,341
$18,507
07/97 10/97 04/98 10/98 04/99 10/99 04/00 10/00 04/01 10/01 04/02 10/02 04/03 10/03 04/04 10/04 04/05 10/05 04/06 10/06 04/07 10/07 04/08 10/08 04/09 10/09 04/10 10/10 04/11 10/11 04/12 10/12 04/13 10/13 04/14 10/14 04/15 10/15
Growth and Income Fund (Class N)
Risk Budget Benchmark
Russell 3000® Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the CLS Growth and Income Fund per the most recent prospectus was 1.52%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index.

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CLS Funds Semi-Annual Report CLS Global Growth Fund - Portfolio Summary

Portfolio Commentary

CLS Global Growth generated a -4.40 percent total return for the six-month period ended October 31, 2015. The Fund has a risk budget of 80 (i.e., over time it is approximately 80 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund trailed its benchmark during this time frame, primarily due to its allocation to commodity-producing regions, such as Latin America and Canada, and exposure to commodities and the energy sector. Helping performance was various large-growth exposures, including technology.

Turnover for the Fund over the last six months was 11 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.48% Currency
1.78% Global Equity
1.41% Other/Cash Equivalents
2.51% Commodity Funds
3.30% High Yield Bonds
3.49% International Bond
23.41% Developed International
3.79% Small/Mid-Cap Core
7.36% Emerging Markets
9.82% Large Cap Core
16.90% Large Cap Growth
12.67% Large Cap Value
13.08% Short-Term Bonds

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

iShares MSCI EAFE ETF — 6.57%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

PIMCO Enhanced Short Maturity Active ETF — 6.54%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

iShares Floating Rate Bond ETF — 6.54%
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Floating Rate Note <5 Years Index.

PowerShares QQQ Trust Series 1 — 6.30%
The Fund is an exchange-traded fund based on the NASDAQ-100 Index.

SPDR Financial Select Sector Fund — 6.26%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index.

Vanguard FTSE Emerging Markets ETF — 4.39%
The Fund's goal is to closely track the return of the FTSE Emerging Markets All Cap China A Transition Index.

Vanguard FTSE All-World ex-US ETF — 3.89%
The Fund seeks to track the performance of the FTSE All-World ex US Index.

Vanguard Growth ETF — 3.81%
The Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.

SPDR Dow Jones Industrial Average ETF Trust — 3.11%
The Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

Vanguard FTSE Europe ETF — 3.05%
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.

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CLS Funds Semi-Annual Report CLS Global Growth Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(4.40)%	(1.82)%	7.49%	6.57%	N/A	3.92%	1/27/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Global Growth Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
01/06
04/06
10/06
04/07
10/07
04/08
10/08
04/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
$19,954
$15,829
$14,548
Global Growth (Class N)
Russell 3000® Index
Risk Budget Benchmark

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Global Growth Fund per the most recent prospectus was 1.52%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 80% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index.

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CLS Funds Semi-Annual Report | CLS Domestic Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Domestic Equity returned 0.32 percent over the six-month period ended October 31, 2015, which was ahead of the Fund's benchmark.

At the end of the period, the Fund's largest portfolio tilts were focused on technology and healthcare. These tilts emphasize undervalued, high-quality sectors, which focus on innovative companies. The Fund emphasized specific factors of risk and return, such as momentum, value, and quality over this time period.

The Fund is also tilted towards domestic, large-cap securities, and as a result it has lower allocations to domestic, small-cap securities. Large-cap securities are more attractively valued and have a better risk/return proposition than smaller companies.

Turnover for the Fund over the last six months was 26 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

3.96% Small/Mid-Cap Core
0.69% Other/Cash Equivalents
9.77% Small/Mid-Cap Value
44.93% Large Cap Core
19.42% Large Cap Value
21.23% Large Cap Growth

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

iShares MSCI USA Momentum Factor ETF	**24.51%**
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, before fees and expenses.	
iShares MSCI USA Quality Factor ETF	**15.35%**
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.	
iShares Russell 1000 Value ETF	**12.67%**
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.	
Guggenheim S&P 500 Pure Value ETF	**6.18%**
The Fund seeks to replicate as closely as possible the performance of the S&P 500 Equal Weight Index.	
iShares North American Tech-Software ETF	**5.88%**
The Fund seeks to track the investment results of an index composed of North American equities in the software sector.	
Market Vectors Morningstar Wide Moat ETF	**5.71%**
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.	
Guggenheim S&P 500 Equal Weight ETF	**5.47%**
The Fund seeks to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index.	
iShares MSCI USA Minimum Volatility ETF	**5.04%**
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.	
iShares U.S. Healthcare ETF	**4.74%**
The Fund seeks to track the investment results of an index composed of U.S. equities in the healthcare sector.	
First Trust NASDAQ Technology Dividend Index Fund	**4.51%**
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.	

12

14

CLS Funds Semi-Annual Report CLS Domestic Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	0.32%	5.24%	11.31%	9.16%	N/A	5.17%	4/19/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Domestic Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$19,358
$16,175
04/06
04/06
10/06
04/07
10/07
04/08
10/08
04/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
Domestic Equity Fund (Class N)
Russell 3000® Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Domestic Equity Fund per the most recent prospectus was 1.75%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

13

15

CLS Funds Semi-Annual Report CLS International Equity Fund - Portfolio Summary

Portfolio Commentary

CLS International Equity generated a -11.11 percent total return for the six-month period ended October 31, 2015.

The Fund trailed its benchmark during this time, primarily due to an overweight to emerging market stocks. Helping performance were individual country allocations, minimum volatility exposures, and currency-hedged positions.

At the end of October, the Fund continues to be overweight emerging markets, both traditional and frontier markets. The Fund is notably underweight developed Europe.

Turnover for the Fund over the last six months was 145 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.99% Other/Cash Equivalents
30.68% Emerging Markets
68.33% Developed International

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

iShares MSCI Japan Minimum Volatility ETF 10.87%

The Fund seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility charachteristics relative to the broader Japanese equity markets.

iShares MSCI EAFE Minimum Volatility ETF 10.73%

The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

iShares MSCI Emerging Markets Minimum Volatility ETF 10.32%

The Fund seeks to track the performance of an index composed of selected companies from emerging markets countries that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets.

iShares MSCI Europe Minimum Volatility ETF 10.26%

The Fund seeks to track the performance of an index composed of selected European companies that, in the aggregate, have lower volatility characteristics relative to the broader European equity market.

Deutsche X-trackers MSCI EAFE Hedged Equity ETF 10.21%

The Fund seeks investment results that correspond generally to the performance, before fees and expense, of the MSCI EAFE US Dollar Hedged Index.

iShares MSCI Israel Capped ETF 5.04%

The Fund seeks to track the investment results of a broad-based index composed of Israeli equities.

Global X MSCI Nigeria ETF 4.76%

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index.

iShares MSCI Malaysia ETF 4.70%

The Fund seeks to track the investment results of an index composed of Malaysian equities.

iShares MSCI Canada ETF 4.22%

The Fund seeks to track the investment results of an index composed of Canadian equities.

iShares International Select Dividend ETF 3.96%

The Fund seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.

14

16

CLS Funds Semi-Annual Report CLS International Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months *	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(11.11)%	(5.93)%	4.25%	5.05%	N/A	2.88%	4/19/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the International Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
04/06
04/06
10/06
04/07
10/07
04/08
10/08
04/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
$19,358
$13,109
$12,203
International Equity Fund (Class N)
Russell 3000® Index
MSCI ACWI (ex-US) Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the International Equity Fund per the most recent prospectus was 1.74%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

15

17

CLS Funds Semi-Annual Report

CLS Enhanced Long/Short Fund - Portfolio Summary

Portfolio Commentary

CLS Enhanced Long/Short generated a total return of -1.63 percent for the six-month period ended October 31, 2015. The Fund has a risk budget of 40 (i.e., over time it is 40 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund trailed its benchmark over this time period. Relative performance was primarily driven by weakness in international holdings versus U.S. equities. Sector positioning was positive, with an emphasis on technology. Covered-call writing contributed positively to performance over the period as increased volatility led to higher option premiums.

Turnover for the Fund over the last six months was 13 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.77% Other/Cash Equivalents
1.84% Emerging Markets
4.23% Small/Mid Cap Core
6.75% Large Cap Growth
30.79% Inverse Equity
11.52% Large Cap Value
14.40% Developed International
28.69% Large Cap Core

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

SPDR S&P 500 ETF Trust	**18.25%**
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 index.	
ProShares Short S&P 500	**15.73%**
This Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.	
iShares MSCI EAFE ETF	**12.63%**
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	
ProShares Short Dow30	**10.62%**
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500.	
SPDR Dow Jones Industrial Average ETF Trust	**6.01%**
The Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.	
PowerShares QQQ Trust Series 1	**5.49%**
The Fund is an exchange-traded fund based on the NASDAQ-100 Index.	
iShares Core S&P 500 ETF	**5.34%**
The Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.	
ProShares Short Russell 2000	**4.44%**
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.	
iShares Russell 2000 ETF	**3.19%**
The Fund seeks to track the investment results of an index composed of small-capitalization U.S. equities.	
SPDR S&P Bank ETF	**3.12%**
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Banks Select Industry Index.	

16

18

CLS Funds Semi-Annual Report CLS Enhanced Long/Short Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(1.63)%	(1.11)%	2.79%	3.06%	N/A	3.90%	10/1/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Long/Short Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
$22,334
$13,338
$12,616
Enhanced Long/Short Fund (Class N)
Russell 3000® Index
Risk Budget Benchmark

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Long/Short Fund per the most recent prospectus was 1.73%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 40% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 60% of the 1-3 month Treasury Bill index.

17

19

CLS Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income generated a total return of -1.51 percent for the six-month period ended October 31, 2015. The Fund has a risk budget of 20 (i.e., over time it is 20 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund underperformed its benchmark for the six-month period, with lower-quality credit, commodity, and inflation-linked bond exposure hurting performance. Helping performance was preferred stock exposure.

We have slightly reduced our exposure to high-yield bonds in favor of higher-quality securities, and we have increased our exposure to actively managed, fixed-income ETFs.

In terms of sector positioning, the largest overweight remains corporate bonds, both investment-grade and high-yield. The Fund also has a notable overweight to municipal bonds. The Fund is underweight international bonds. In addition, although we continue to expect somewhat subpar growth, we believe short-term rates will grind higher and bond returns will be consistent with the income they generate going forward. Additionally, we continue to maintain a modest equity exposure in the Fund to help drive performance relative to the benchmark.

Turnover for the Fund over the last six months was 9 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.83% Commodity
0.86% Developed International
1.21% Large Cap Value
1.23% Currency
1.70% Large Cap Core
2.97% Preferred Security
6.98% International Bond
7.77% U.S. Government and Agency Obligations
18.60% Short-Term Bonds
19.32% High Yield Bonds
37.62% Intermediate/Long-Term Bonds
0.24% Large Cap Growth
0.23% Emerging Markets
0.38% Other/Cash Equivalents

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

PIMCO Enhanced Short Maturity Active ETF 9.57%

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

PowerShares Senior Loan Portfolio 5.54%

The Fund seeks investment results that generally correspond to the price and yield of S&P/LSTA U.S. Leverages Loan 100 Index.

iShares Core U.S. Aggregate Bond ETF 5.50%

The Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.

iShares Intermediate Credit Bond ETF 5.45%

The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.

iShares iBoxx $ High Yield Corporate Bond ETF 4.79%

The Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

Vanguard Intermediate-Term Corporate Bond ETF 4.47%

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.

Vanguard Total Bond Market ETF 4.19%

The Fund seeks to track the performance of a broad, market-weighted bond index.

iShares TIPS Bond ETF 4.15%

The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

iShares JP Morgan USD Emerging Markets Bond ETF 3.93%

The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.

SPDR Barclays Short Term High Yield Bond ETF 3.82%

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index.

18

20

CLS Funds Semi-Annual Report | CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(1.51)%	(0.76)%	0.69%	2.14%	N/A	2.96%	10/1/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$5,000
$22,334
$12,599
$11,939
$11,688
10/1/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
Flexible Income Fund (Class N)
Russell 3000® Index
Barclays Aggregate Bond Index
Risk Budget Benchmark

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund per the most recent prospectus was 1.22%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody's), fixed-rate, and taxable areas of the bond market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index.

19

21

CLS Funds Semi-Annual Report | CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity lost 5.54 percent over the six-month period ended October 31, 2015. The fund has a risk budget of 110 (i.e., over time it has 110 percent of the risk of a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities).

The Fund trailed its benchmark during this time frame, primarily due to its allocation to international securities (specifically emerging markets) and energy companies. Helping performance were positions in healthcare, technology, and insurance.

Among domestic sectors, the largest portfolio tilts were towards technology and healthcare. These tilts emphasize undervalued, high-quality sectors that focus on innovative companies. Given the Fund's more granular nature, specific subsectors such as medical devices, pharmaceuticals, and semiconductors were emphasized.

Turnover for the Fund over the last six months was 12 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.51% Large Cap Value
3.15% Global Equity
0.08% Other/Cash Equivalents
3.68% Small/Mid Cap Core
6.15% Emerging Markets
25.57% Developed International
7.55% Alternative
8.69% Small/Mid Cap Growth
11.71% Large Cap Growth
19.19% Large Cap Core
11.72% Small/Mid Cap Value

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

Market Vectors Morningstar Wide Moat ETF 8.75%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.

First Trust NASDAQ Technology Dividend Index Fund 6.31%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.

Deutsche X-trackers MSCI Japan Hedged Equity ETF 6.01%
The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index.

iShares U.S. Medical Devices ETF 5.68%
The Fund seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.

ProShares Large Cap Core Plus 5.56%
The Fund seeks investment results that track the performance of the Credit Suisse 130/30 Large Cap Index.

iShares PHLX Semiconductor ETF 5.29%
The Fund seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.

iShares U.S. Insurance ETF 4.89%
The Fund seeks to track the investment results of an index composed of U.S. equities in the insurance sector.

Guggenheim Timber ETF 4.79%
The Fund seeks investment results that correspond generally to the performance of an equity index called the Beacon Global Timber Index.

First Trust Dorsey Wright International Focus 5 ETF 4.76%
The Fund seeks to provide targeted exposure to the five First Trust sector and industry based ETFs that Dorsey, Wright & Associates (DWA) believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy trading volume and liquidity requirements.

WisdomTree Europe SmallCap Dividend Fund 4.59%
The Fund seeks to track the investment results of dividend-paying small-cap companies in the European equity market.

20

22

CLS Funds Semi-Annual Report CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)	Inception Date
Class N Shares[1]	(5.54)%	(0.37)%	10.32%	8.42%	N/A	9.55%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of $10,000 Performance Paragraph

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/09
10/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
$22,334
$20,117
$17,414
Global Aggressive Equity Fund (Class N)
Russell 3000® Index
Risk Budget Benchmark

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Global Aggressive Equity Fund per the most recent prospectus was 1.93%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

* Performance of the risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US).

21

23

CLS Funds Semi-Annual Report CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter declined 5.02 percent for the six-month period ended October 31, 2015.

Sharp market moves in August and October contributed to the decline. In August, the market declined rapidly and the portfolio transitioned from fully invested to 75 percent protected in approximately two weeks. After a rally in the early part of September, the market declined to levels just above the August lows. At that point, 75 percent of the fund was allocated to protection, with 50 percent in reduced-volatility stocks and 25 percent in Treasury bills. The Fund was well positioned to protect clients from further market declines.

Instead of continuing lower, however, the market rebounded sharply in October. Protection performance tends to lag when the market rebounds sharply, and this rapid market recovery, which occurred during a period when the Fund has high protection levels, contributed to the Fund trailing its benchmark during the six-month time period.

Shareholders benefited from asset allocation decisions during this period. Portfolio allocations which helped performance were exposures to currency-hedged international positions (relative to unhedged positions) and exposure to U.S. growth equities.

Turnover for the Fund over the last six months was 206 percent.

**Based on total net asset value as of October 31, 2015. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.27% Other/Cash Equivalents
30.01% Large Cap Value
38.65% Large Cap Growth
30.07% Developed International

Top Ten Portfolio Holdings*

**Percentages based on Net Assets*

iShares MSCI USA Quality Factor ETF — **24.59%**

The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

United States Treasury Bill — **23.00%**

A short-term debt obligation backed by the U.S. government with a maturity of less than one year.

iShares MSCI USA Value Factor ETF — **14.80%**

The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.

iShares S&P 500 Growth ETF — **14.06%**

The Fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.

iShares MSCI EAFE ETF — **10.22%**

The Fund seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

iShares S&P 500 Value ETF — **10.19%**

The Fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.

Deutsche X-trackers MSCI Europe Hedged Equity ETF — **10.04%**

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index.

iShares MSCI All Country World Minimum Volatility ETF — **9.81%**

The Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower characteristics relative to the broader developed and emerging equity markets.

PowerShares S&P 500 Low Volatility Portfolio — **5.01%**

The Fund will invest at least 90% of its total assets in common stocks that comprise the S&P 500 Index.

22

24

CLS Funds Semi-Annual Report CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2015

	6 Months*	1 Year	3 Year Annualized	5 Year Annualized	10 Year Annualized	Since Inception Annualized	Inception Date
Class N Shares[1]	(5.02)%	(0.24)%	10.55%	4.73%	N/A	4.58%	12/30/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
12/09
04/10
10/10
04/11
10/11
04/12
10/12
04/13
10/13
04/14
10/14
04/15
10/15
$20,872
$16,349
$12,990
Shelter Fund (Class N)
Russell 3000® Index
Risk Based Benchmark

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Shelter Fund per the most recent prospectus was 1.46%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

* Performance of the risk based benchmark shows how the Fund's performance compares to a custom composite with similar expected risk levels as the Fund over longer periods of time. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index.

23

25

CLS Funds Semi-Annual Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 99.40%
Developed International - 37.56%
iShares Core MSCI Europe ETF	500,000	$ 21,940,000
iShares MSCI ACWI ex US ETF	279,229	11,618,719
iShares MSCI EAFE ETF	503,800	30,787,218
iShares MSCI Eurozone ETF	297,100	10,948,135
iShares MSCI Italy Capped ETF +	96,000	1,421,760
iShares MSCI Japan ETF	842,500	10,379,600
iShares MSCI United Kingdom ETF +	150,000	2,620,500
PowerShares International Dividend Achievers Portfolio +	1,391,498	21,582,134
Vanguard FTSE Europe ETF	356,000	18,540,480
Vanguard FTSE Pacific ETF	269,000	15,534,750
Vanguard Total International Stock ETF	700,000	32,963,000
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	52,000	2,400,320
		180,736,616
Emerging Markets - 11.99%
iShares Core MSCI Emerging Markets ETF	175,200	7,417,968
iShares MSCI Emerging Markets ETF +	128,700	4,487,769
iShares MSCI Russia Capped ETF	295,000	3,752,400
Morgan Stanley China A Share Fund, Inc.	97,967	2,459,951
SPDR S&P Emerging Asia Pacific ETF	125,000	9,772,500
Vanguard FTSE Emerging Markets ETF	50,000	1,742,000
WisdomTree Emerging Markets High Dividend Fund	798,525	28,076,139
		57,708,727
Global Equity - 8.45%
Fidelity MSCI Energy Index ETF +	275,000	5,326,750
iShares Global 100 ETF +	257,200	19,418,600
iShares Global Energy ETF	500,000	15,895,000
		40,640,350
Large Cap Core - 12.76%
iShares MSCI USA Momentum Factor ETF +	52,000	3,806,400
PowerShares S&P 500 High Quality Portfolio +	100,000	2,345,000
SPDR Health Care Select Sector Fund +	218,600	15,594,924
Vanguard Dividend Appreciation ETF	504,016	39,671,100
		61,417,424
Large Cap Growth - 24.33%
Fidelity MSCI Information Technology Index ETF +	71,000	2,376,370
iShares MSCI USA Quality Factor ETF	543,840	35,719,411
iShares Russell 1000 Growth ETF +	215,900	21,825,331
iShares Russell Top 200 Growth ETF +	204,500	11,092,080
SPDR Technology Select Sector Fund +	865,000	37,757,250
Vanguard Information Technology ETF +	75,000	8,284,500
		117,054,942
Large Cap Value - 4.31%
SPDR Financial Select Sector SPDR Fund	740,100	17,821,608
SPDR S&P Global Natural Resources ETF	82,000	2,935,600
		20,757,208

Total Equity Funds (cost $417,314,649)		478,315,267
24

CLS Funds Semi-Annual Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Money Market Funds - 0.76%
Short-Term Cash - 0.76%
Federated Prime Cash Obligations Fund Institutional Class, 0.09% **	3,672,997	$ 3,672,997
Total Money Market Funds (cost $3,672,997)		3,672,997

Collateral for Securities Loaned - 5.66%
Dreyfus Government Cash Management Istitutional Class, 0.01% *	3,745,009	3,745,009
Milestone Treasury Obligations Fund Institutional Class, 0.01% * ^	23,500,000	23,500,000
Total Collateral for Securities Loaned (cost $27,245,009)		27,245,009

Total Investments (cost $448,232,655) - 105.82%		$ 509,233,273
Liabilities in Excess of Other Assets - Net - (5.82)%		(28,022,332)
NET ASSETS - 100.00%		$ 481,210,941

+ All or a portion of this security is on loan. Total loaned securities had a value of $26,549,349 at October 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
^ Represtents affiliated issuer

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

25

CLS Funds Semi-Annual Report

Schedule of Investments - Growth and Income Fund (Unaudited)
October 31, 2015
	Shares	Value
Bond Funds - 41.71%
High Yield Bonds - 0.57%
SPDR Blackstone / GSO Senior Loan ETF	44,816	$ 2,135,034

Intermediate/Long-Term Bonds - 22.76%
Fidelity Total Bond ETF +	65,000	3,171,350
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,242,536
iShares TIPS Bond ETF	287,000	31,845,520
PIMCO Total Return Active ETF +	353,668	37,580,762
Schwab U.S. TIPs ETF *	35,000	1,884,400
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,922,175
		84,646,743
International Bonds - 6.97%
PIMCO Global Advantage Inflation-Linked Bond Active ETF	100,000	4,109,000
PowerShares Emerging Markets Sovereign Debt Portfolio +	743,958	20,853,143
Templeton Global Income Fund	146,395	955,959
		25,918,102
Short-Term Bonds - 11.41%
iShares Floating Rate Bond ETF	477,800	24,085,898
PIMCO Enhanced Short Maturity Active ETF	166,100	16,756,168
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,587,300
		42,429,366

Total Bond Funds (cost $155,783,712)		155,129,245

Equity Funds - 57.05%
Alternative - 1.63%
AdvisorShares Ranger Equity Bear ETF *	150,000	1,577,985
IQ Merger Arbitrage ETF *	40,000	1,102,800
WisdomTree Managed Futures Strategy Fund *	81,932	3,384,611
		6,065,396
Balanced - 0.29%
PowerShares CEF Income Composite Portfolio +	50,000	1,094,500

Commodity Funds - 2.12%
GreenHaven Continuous Commodity Index Fund * +	132,000	2,613,600
PowerShares DB Agriculture Fund *	26,608	566,218
PowerShares DB Commodity Index Tracking Fund * +	310,000	4,712,000
		7,891,818
Developed International - 18.96%
FlexShares International Quality Dividend Index Fund	77,000	1,761,760
iShares Europe ETF +	355,000	14,991,650
iShares MSCI EAFE Minimum Volatility ETF +	180,888	11,906,048
iShares MSCI Eurozone ETF +	133,100	4,904,735
iShares MSCI Japan ETF	765,000	9,424,800
PowerShares International Dividend Achievers Portfolio	908,700	14,093,937
PowerShares S&P International Developed Low Volatility Portfolio	7,000	209,440
Vanguard FTSE All-World ex-US ETF	145,000	6,594,600
Vanguard FTSE Europe ETF	104,000	5,416,320
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	26,000	1,200,160
		70,503,450
Emerging Markets - 5.74%
iShares MSCI Emerging Markets Minimum Volatility ETF +	53,000	2,774,020
iShares MSCI Russia Capped ETF	150,000	1,908,000
Morgan Stanley China A Share Fund, Inc.	78,689	1,975,881
PowerShares FTSE RAFI Emerging Markets Portfolio +	52,800	809,424
SPDR S&P Emerging Asia Pacific ETF	65,000	5,081,700
WisdomTree Emerging Markets High Dividend Fund	250,000	8,790,000
		21,339,025
CLS Funds Semi-Annual Report
26

Schedule of Investments - Growth and Income Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Inverse Equity - 2.26%
ProShares Short Russell2000 *	137,168	$ 8,408,398

Large Cap Core - 9.52%
PowerShares S&P 500 High Quality Portfolio +	228,000	5,346,600
SPDR Health Care Select Sector Fund	74,700	5,329,098
Vanguard Dividend Appreciation ETF	314,300	24,738,553
		35,414,251
Large Cap Growth - 12.35%
iShares MSCI USA Quality Factor ETF +	395,113	25,951,022
Market Vectors Gold Miners ETF	140,000	2,094,400
Powershares QQQ Trust Series 1	44,100	4,997,853
SPDR Technology Select Sector Fund	209,000	9,122,850
Vanguard Information Technology ETF +	34,000	3,755,640
		45,921,765
Large Cap Value - 4.10%
SPDR Energy Select Sector Fund +	93,000	6,326,790
SPDR Financial Select Sector Fund	370,607	8,924,217
		15,251,007
Small/Mid-Cap Growth - 0.08%
SPDR S&P Oil & Gas Equipment & Services ETF +	15,693	312,918

Total Equity Funds (cost $193,155,070)		212,202,528

Money Market Funds - 1.58%
Short-Term Cash - 1.58%
Federated Prime Cash Obligations Fund Institutional Class, 0.09% **	5,880,805	5,880,805
Total Money Market Funds (cost $5,880,805)		5,880,805

Collateral for Securities Loaned - 10.48%
Dreyfus Government Cash Management Istitutional Class, 0.01% **	963,016	963,016
Milestone Treasury Obligations Fund Institutional Class, 0.01% ** ^	38,000,000	38,000,000
Total Collateral for Securities Loaned (cost $38,963,016)		38,963,016

Total Investments (cost $393,782,603) - 110.82%		$ 412,175,594
Liabilities in Excess of Other Assets - Net - (10.82)%		(40,248,839)
NET ASSETS - 100.00%		$ 371,926,755

+ All or a portion of this security is on loan. Total loaned securities had a value of $38,092,213 at October 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
^ Represtents affiliated issuer

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

27

CLS Funds Semi-Annual Report

Schedule of Investments - Global Growth Fund (Unaudited)
October 31, 2015
	Shares	Value
Bond Funds - 19.87%
High Yield Bonds - 3.30%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	53,700	$ 5,204,067
SPDR Barclays Short Term High Yield Bond ETF	121,500	3,316,950
		8,521,017
International Bond - 3.49%
iShares JP Morgan USD Emerging Markets Bond ETF +	53,465	5,800,952
Vanguard Total International Bond ETF	60,000	3,190,800
		8,991,752
Short-Term Bonds - 13.08%
iShares Floating Rate Bond ETF	334,641	16,869,253
PIMCO Enhanced Short Maturity Active ETF	167,359	16,883,176
		33,752,429

Total Bond Funds (cost $52,333,897)		51,265,198

Equity Funds - 78.72%
Commodity Funds - 2.51%
iShares S&P GSCI Commodity Indexed Trust * +	217,500	3,712,725
PowerShares DB Agriculture Fund *	130,000	2,766,400
		6,479,125
Currency - 0.48%
PowerShares DB US Dollar Index Bullish Fund * +	49,000	1,237,250

Developed International - 23.41%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	105,000	2,927,400
iShares MSCI Canada ETF +	172,100	4,095,980
iShares MSCI EAFE ETF +	277,220	16,940,914
iShares MSCI Italy Capped ETF	87,000	1,288,470
iShares MSCI United Kingdom ETF +	114,500	2,000,315
Schwab International Equity ETF	90,000	2,625,300
Vanguard FTSE All-World ex-US ETF	220,800	10,041,984
Vanguard FTSE Europe ETF	151,100	7,869,288
WisdomTree Europe Hedged Equity Fund	70,500	4,284,990
WisdomTree International SmallCap Dividend Fund +	26,000	1,512,940
WisdomTree Japan Hedged Equity Fund	128,000	6,821,120
		60,408,701
Emerging Markets - 7.36%
EGShares Beyond BRICs ETF	17,503	288,449
iShares MSCI All Country Asia ex Japan ETF +	45,500	2,570,295
iShares MSCI Frontier 100 ETF +	90,979	2,432,779
iShares MSCI Mexico Capped ETF	43,400	2,374,848
Vanguard FTSE Emerging Markets ETF	325,000	11,323,000
		18,989,371
Global Equity - 1.78%
iShares Global Energy ETF	42,600	1,354,254
iShares Global Healthcare ETF +	31,000	3,233,300
		4,587,554
28

CLS Funds Semi-Annual Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Large Cap Core - 9.82%
Market Vectors Morningstar Wide Moat ETF +	79,600	$ 2,398,348
SPDR Industrial Select Sector Fund +	70,700	3,836,889
SPDR Materials Select Sector Fund +	49,700	2,250,416
Vanguard Health Care ETF +	58,850	7,705,230
Vanguard Large-Cap ETF +	37,690	3,593,742
Vanguard Total Stock Market ETF	52,060	5,545,952
		25,330,577
Large Cap Growth - 16.90%
iShares North American Tech-Software ETF +	51,000	5,271,870
iShares Russell 1000 Growth ETF	54,740	5,533,667
Powershares QQQ Trust Series 1	143,370	16,248,122
Vanguard Growth ETF +	89,910	9,826,264
Vanguard Information Technology ETF	47,650	5,263,419
Vanguard Mega Cap Growth ETF +	17,200	1,468,708
		43,612,050
Large Cap Value - 12.67%
PowerShares KBW Bank Portfolio +	36,000	1,348,200
SPDR Dow Jones Industrial Average ETF Trust	45,511	8,032,236
SPDR Energy Select Sector Fund +	105,430	7,172,403
SPDR Financial Select Sector Fund	670,450	16,144,436
		32,697,275
Small/Mid Cap Core - 3.79%
iShares Russell Mid-Cap ETF	17,230	2,844,845
Vanguard Small-Cap ETF +	60,750	6,930,360
		9,775,205

Total Equity Funds (cost $180,319,432)		203,117,108

Money Market Funds - 0.45%
Short-Term Cash - 0.45%
Federated Prime Cash Obligations Fund Insittutional Class, 0.09% **	1,145,562	1,145,562
Total Money Market Funds (cost $1,145,562)		1,145,562

29

CLS Funds Semi-Annual Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value

Collateral for Securities Loaned - 21.76%
Dreyfus Government Cash Management Istitutional Class, 0.01% **	4,250,152	$ 4,250,152
Milestone Treasury Obligations Fund Institutional Class, 0.01% ** ^	51,900,000	51,900,000
Total Collateral for Securities Loaned (cost $56,150,152)		56,150,152

Total Investments (cost $289,949,043) - 120.80%		$ 311,678,020
Liabilities in Excess of Other Assets - Net - (20.80)%		(53,666,497)
NET ASSETS - 100.00%		$ 258,011,523

+ All or a portion of this security is on loan. Total loaned securities had a value of $54,963,454 at October 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
^ Represtents affiliated issuer

BRIC - Brazil, Russia, India and China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

30

CLS Funds Semi-Annual Report

Schedule of Investments - Domestic Equity Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 99.31%
Large Cap Core - 44.93%
First Trust NASDAQ Technology Dividend Index Fund	27,000	$ 713,340
Guggenheim S&P 500 Equal Weight ETF +	11,000	865,700
iShares MSCI USA Momentum Factor ETF +	53,000	3,879,600
iShares U.S. Healthcare ETF	5,000	750,150
Market Vectors Morningstar Wide Moat ETF +	30,000	903,900
		7,112,690
Large Cap Growth - 21.23%
iShares MSCI USA Quality Factor ETF +	37,000	2,430,160
iShares North American Tech-Software ETF +	9,000	930,330
		3,360,490
Large Cap Value - 19.42%
iShares MSCI USA Minimum Volatility ETF +	19,000	797,240
iShares Russell 1000 Value ETF	20,000	2,005,800
SPDR Energy Select Sector Fund	4,000	272,120
.		3,075,160
Small/Mid Cap Core - 3.96%
WisdomTree SmallCap Earnings Fund	8,000	627,520

Small/Mid Cap Value - 9.77%
Guggenheim S&P 500 Pure Value ETF +	19,000	977,930
SPDR S&P Insurance ETF +	8,000	569,200
		1,547,130

Total Equity Funds (cost $14,445,494)		15,722,990

Collateral for Securities Loaned - 26.67%
Dreyfus Government Cash Management Institutional Class, 0.01% *	4,222,146	4,222,146
Total Collateral for Securities Loaned (cost $4,222,146)		4,222,146

Total Investments (cost $18,667,640) - 125.98%		$ 19,945,136
Liabilities in Excess of Other Assets - Net - (25.98)%		(4,113,461)
NET ASSETS - 100.00%		$ 15,831,675

+ All or a portion of this security is on loan. Total loaned securities had a value of $4,134,332 at October 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

31

CLS Funds Semi-Annual Report

Schedule of Investments - International Equity Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 99.01%
Developed International - 68.33%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	35,500	$ 989,740
iShares International Select Dividend ETF +	12,800	383,744
iShares MSCI Canada ETF +	17,200	409,360
iShares MSCI EAFE Minimum Volatility ETF	15,800	1,039,956
iShares MSCI Europe Minimum Volatility ETF +	41,000	994,250
iShares MSCI Israel Capped ETF +	9,700	488,686
iShares MSCI Japan ETF	9,400	115,808
iShares MSCI Japan Minimum Volatility ETF	18,500	1,053,575
iShares MSCI New Zealand Capped ETF	4,200	152,607
iShares MSCI Singapore ETF	25,600	284,672
iShares MSCI United Kingdom ETF +	14,800	258,556
SPDR S&P International Consumer Discretionary Sector ETF	4,800	183,379
WisdomTree International Hedged Quality Dividend Growth Fund	10,000	267,300
		6,621,633
Emerging Markets - 30.68%
Global X MSCI Argentina ETF	8,500	169,660
Global X MSCI Nigeria ETF	59,000	461,380
iShares MSCI All Peru Capped ETF	11,500	264,270
iShares MSCI Brazil Capped ETF	5,400	123,498
iShares MSCI Emerging Markets Minimum Volatility ETF	19,100	999,694
iShares MSCI Malaysia ETF +	44,300	455,847
iShares MSCI South Korea Capped ETF	4,500	244,710
iShares MSCI Thailand Capped ETF +	3,900	254,163
		2,973,222

Total Equity Funds (cost $9,602,748)		9,594,855

Collateral for Securities Loaned - 26.46%
Dreyfus Government Cash Management Institutional Class, 0.01% *	2,564,804	2,564,804
Total Collateral for Securities Loaned (cost $2,564,804)		2,564,804

Total Investments (cost $12,167,552) - 125.47%		$ 12,159,659
Liabilities in Excess of Other Assets - Net - (25.47)%		(2,468,660)
NET ASSETS - 100.00%		$ 9,690,999

+ All or a portion of this security is on loan. Total loaned securities had a value of $2,500,915 at October 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

32

CLS Funds Semi-Annual Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 98.23%
Developed International - 14.40%
iShares MSCI EAFE ETF	70,000	$ 1,666,000
iShares MSCI Canada ETF	194,200	11,867,562
		13,533,562
Emerging Markets - 1.84%
iShares Latin America 40 ETF	32,000	758,080
iShares MSCI Emerging Markets ETF +	28,000	976,360
		1,734,440
Inverse Equity - 30.79%
ProShares Short Dow30 *	443,600	9,985,436
ProShares Short Russell2000 * +	68,000	4,168,400
ProShares Short S&P500 *	714,000	14,779,800
		28,933,636
Large Cap Core - 28.69%
iShares Core S&P 500 ETF +	24,000	5,017,200
SPDR Consumer Staples Select Sector Fund	18,000	897,840
SPDR Industrial Select Sector Fund	40,000	2,170,800
SPDR S&P 500 ETF Trust +	82,500	17,154,225
Vanguard Health Care ETF +	13,200	1,728,276
		26,968,341
Large Cap Growth - 6.75%
Powershares QQQ Trust Series 1 +	45,550	5,162,181
SPDR Technology Select Sector Fund	27,000	1,178,550
		6,340,731
Large Cap Value - 11.53%
SPDR Dow Jones Industrial Average ETF Trust +	32,000	5,647,680
SPDR Energy Select Sector Fund +	19,000	1,292,570
SPDR Financial Select Sector Fund	40,000	963,200
SPDR S&P Bank ETF +	85,000	2,931,650
		10,835,100
Small/Mid Cap Core - 4.23%
iShares Russell 2000 ETF +	26,000	2,998,840
SPDR S&P MidCap 400 ETF Trust	3,700	972,027
		3,970,867

Total Equity Funds (cost $95,145,384)		92,316,677

Money Market Funds - 2.03%
Federated Prime Cash Obligations Fund Institutional Class, 0.09% **	1,909,009	1,909,009
Total Money Market Funds (cost $1,909,009)		1,909,009

Total Investments (cost $97,054,393) - 100.26%		$ 94,225,686
Liabilities in Excess of Other Assets - Net - (0.26)%		(243,365)
NET ASSETS - 100.00%		$ 93,982,321

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
The market value of securities held to cover written call options at October 31, 2015 was $30,342,480.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
33

CLS Funds Semi-Annual Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited) (Continued)
October 31, 2015
	Contracts**	Value
Schedule of Call Options Written *
iShares Core S&P 500 ETF	50	$ 2,500
November 2015, Exercise Price $215.00
iShares MSCI Emerging Markets ETF	50	100
November 2015, Exercise Price $38.00
iShares MSCI Emerging Markets ETF	100	200
November 2015, Exercise Price $39.00
iShares Russell 2000 ETF	65	455
November 2015, Exercise Price $122.00
iShares Russell 2000 ETF	65	195
November 2015, Exercise Price $123.00
Powershares QQQ Trust Series 1	120	22,920
November 2015, Exercise Price $113.00
Powershares QQQ Trust Series 1	120	16,080
November 2015, Exercise Price $114.00
Powershares QQQ Trust Series 1	100	8,700
November 2015, Exercise Price $115.00
Powershares QQQ Trust Series 1	65	1,755
November 2015, Exercise Price $117.50
ProShares Short Russell2000	135	2,700
November 2015, Exercise Price $68.00
ProShares Short Russell2000	135	2,700
November 2015, Exercise Price $69.00
SPDR Dow Jones Industrial Average ETF Trust	65	4,030
November 2015, Exercise Price $180.00
SPDR Dow Jones Industrial Average ETF Trust	65	2,275
November 2015, Exercise Price $181.00
SPDR Dow Jones Industrial Average ETF Trust	65	1,430
November 2015, Exercise Price $182.50
SPDR Energy Select Sector Fund	40	320
November 2015, Exercise Price $74.00
SPDR Energy Select Sector Fund	50	100
November 2015, Exercise Price $75.00
SPDR Energy Select Sector Fund	50	125
November 2015, Exercise Price $76.00
SPDR S&P 500 ETF Trust	150	10,950
November 2015, Exercise Price $212.00
SPDR S&P 500 ETF Trust	150	7,350
November 2015, Exercise Price $213.00
SPDR S&P 500 ETF Trust	150	4,800
November 2015, Exercise Price $214.50
SPDR S&P 500 ETF Trust	150	3,750
November 2015, Exercise Price $215.50
SPDR S&P 500 ETF Trust	150	1,950
November 2015, Exercise Price $216.50
SPDR S&P Bank ETF	150	3,000
November 2015, Exercise Price $36.00
Vanguard Health Care ETF	40	2,900
November 2015, Exercise Price $135.00

Total Call Options Written (proceeds $30,557)		$ 101,285

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

34

CLS Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited)
October 31, 2015
	Shares	Value
Bond Funds - 82.52%
High Yield Bonds - 19.32%
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	$ 8,649,416
Peritus High Yield ETF	50,444	1,827,082
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,455,548
PowerShares Senior Loan Portfolio +	434,800	10,000,400
SPDR Barclays Short Term High Yield Bond ETF +	252,775	6,900,758
SPDR Blackstone / GSO Senior Loan ETF +	42,500	2,024,700
		34,857,904
Intermediate/Long-Term Bonds - 37.62%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,105,092
iShares 20+ Year Treasury Bond ETF +	11,000	1,350,580
iShares Core U.S. Aggregate Bond ETF	90,626	9,919,016
iShares Core US Credit Bond ETF	33,450	3,641,033
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,179,964
iShares Intermediate Credit Bond ETF	90,380	9,833,344
iShares National AMT-Free Muni Bond ETF	31,275	3,431,180
iShares TIPS Bond ETF	67,548	7,495,126
PIMCO Total Return Active ETF +	47,901	5,089,960
SPDR Doubleline Total Return Tactical ETF +	41,100	2,031,984
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,071,683
Vanguard Mortgage-Backed Securities ETF +	41,000	2,184,480
Vanguard Total Bond Market ETF	92,385	7,556,169
		67,889,611
International Bond - 6.98%
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,163,591
iShares JP Morgan USD Emerging Markets Bond ETF +	65,350	7,090,475
SPDR DB International Government Inflation-Protected Bond ETF	63,675	3,351,215
		12,605,281
Short-Term Bonds - 18.60%
iShares 1-3 Year Treasury Bond ETF	17,541	1,488,003
iShares Floating Rate Bond ETF	62,678	3,159,598
PIMCO 1-5 Year U.S. TIPS Index ETF +	71,372	3,679,940
PIMCO Enhanced Short Maturity Active ETF +	171,117	17,262,283
SPDR Nuveen Barclays Short Term Municipal Bond ETF	139,255	3,400,607
Vanguard Short-Term Corporate Bond ETF	57,375	4,571,640
		33,562,071

Total Bond Funds (cost $153,141,470)		148,914,867

Equity Funds - 9.33%
Commodity - 0.83%
United States Commodity Index Fund * +	35,500	1,489,935

Currency - 1.23%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,222,000

Developed International - 0.86%
iShares MSCI EAFE ETF	12,500	763,875
iShares MSCI EAFE Value ETF +	16,000	786,880
		1,550,755
35

CLS Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Emerging Markets - 0.23%
Vanguard FTSE Emerging Markets ETF	12,000	$ 418,080

Large Cap Core - 1.76%
iShares Core S&P 500 ETF	15,200	3,177,560

Large Cap Growth - 0.24%
Vanguard Growth ETF	4,000	437,160

Large Cap Value - 1.21%
PowerShares S&P 500 Low Volatility Portfolio +	26,800	1,028,048
Vanguard High Dividend Yield ETF	17,000	1,154,640
		2,182,688
Preferred Security - 2.97%
iShares US Preferred Stock ETF +	46,775	1,836,386
PowerShares Financial Preferred Portfolio +	119,461	2,216,002
PowerShares Preferred Portfolio +	88,700	1,313,647
		5,366,035

Total Equity Funds (cost $16,348,737)		16,844,213

	Principal ($)	Value
U.S. Government and Agency Obligations - 7.77%
Fannie Mae, 3.50%, due 12/1/2030	$ 313,813	330,851
Fannie Mae, 3.50%, due 7/1/2032	632,663	667,085
Fannie Mae, 4.00%, due 2/1/2040	332,244	354,023
Fannie Mae, 4.00%, due 10/1/2040	302,640	322,842
Fannie Mae, 4.00%, due 6/1/2041	544,143	580,708
Fannie Mae, 4.00%, due 9/1/2041	671,173	716,379
Fannie Mae, 4.00%, due 12/1/2041	402,161	429,437
Fannie Mae, 5.00%, due 11/1/2039	374,782	418,075
Fannie Mae, 5.00%, due 2/1/2040	590,478	654,543
Fannie Mae, 5.50%, due 12/1/2039	256,786	289,249
Fannie Mae, 5.50%, due 4/1/2040	339,627	379,565
Fannie Mae, 6.00%, due 12/1/2035	358,913	409,702
Fannie Mae, 6.00%, due 12/1/2038	125,694	142,414
Federal Home Loan Banks, 2.90%, due 4/20/2017	144,738	148,245
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,019,670
Federal Home Loan Mortgage Corp., 5.40%, due 3/17/2021	750,000	763,982
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,011,399
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	372,003	404,550
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	337,121	375,710
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	117,109	132,794
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	166,432	190,337
Government National Mortgage Association, 3.50%, due 7/16/2039	161,833	168,109
Government National Mortgage Association, 4.00%, due 2/20/2039	365,095	376,484
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,674,592
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,059,329
Total U.S. Government and Agency Obligations (cost $13,554,335)		14,020,074
36

CLS Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Money Market Funds - 0.36%
Short-Term Cash - 0.36%
Federated Prime Cash Obligations Fund Institutional Class, 0.09% **	650,825	$ 650,825
Total Money Market Funds (cost $650,825)		650,825

Collateral for Securities Loaned - 22.44%
Dreyfus Government Cash Management Institutional Class, 0.01% **	6,490,306	6,490,306
Milestone Treasury Obligations Fund Institutional Class, 0.01% ** ^	34,000,000	34,000,000
Total Collateral for Securities Loaned (cost $40,490,306)		40,490,306

Total Investments (cost $224,195,673) - 122.42%		$ 220,920,285
Liabilities in Excess of Other Assets - Net - (22.42)%		(40,465,940)
NET ASSETS - 100.00%		$ 180,454,345

+ All or a portion of this security is on loan. Total loaned securities had a value of $39,621,246 at October 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
^ Represtents affiliated issuer

AMT - Alternative Minimum Tax
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

37

CLS Funds Semi-Annual Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 99.92%
Alternative - 7.55%
ProShares Large Cap Core Plus	92,000	$ 4,610,120
WisdomTree Managed Futures Strategy Fund *	40,000	1,652,400
		6,262,520
Developed International - 25.57%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	80,000	2,132,800
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	126,000	4,983,300
First Trust Dorsey Wright International Focus 5 ETF +	215,000	3,951,700
iShares International Select Dividend ETF +	52,000	1,558,960
iShares MSCI Europe Financials ETF	63,000	1,355,130
iShares MSCI Ireland Capped ETF	50,000	1,972,000
iShares MSCI United Kingdom ETF +	83,000	1,450,010
WisdomTree Europe SmallCap Dividend Fund +	68,000	3,810,720
		21,214,620
Emerging Markets - 6.15%
Global X China Financials ETF	33,000	488,730
iShares MSCI All Country Asia ex Japan ETF +	17,500	988,575
iShares MSCI India ETF	24,000	683,520
iShares MSCI South Korea Capped ETF	7,000	380,660
Market Vectors Vietnam ETF +	22,000	373,120
SPDR S&P Emerging Asia Pacific ETF	28,000	2,189,040
		5,103,645
Global Equity - 3.15%
Fidelity MSCI Energy Index ETF +	21,000	406,770
PowerShares Global Listed Private Equity Portfolio	201,000	2,206,980
		2,613,750
Large Cap Core - 19.19%
First Trust NASDAQ Technology Dividend Index Fund	198,000	5,231,160
Guggenheim S&P 500 Equal Weight ETF +	43,500	3,423,450
Market Vectors Morningstar Wide Moat ETF +	241,000	7,261,330
		15,915,940
Large Cap Growth - 11.71%
iShares U.S. Oil Equipment & Services ETF +	24,000	969,600
iShares PHLX Semiconductor ETF +	49,000	4,387,460
Market Vectors Gold Miners ETF	37,000	553,520
Powershares Dynamic Pharmaceuticals Portfolio +	54,000	3,803,220
		9,713,800
Large Cap Value - 2.51%
First Trust Capital Strength ETF +	54,000	2,080,080

Small/Mid Cap Core - 3.68%
Guggenheim Spin-Off ETF	74,000	3,050,280

Small/Mid Cap Growth - 8.69%
First Trust US IPO Index Fund	48,000	2,500,320
iShares U.S. Medical Devices ETF +	39,500	4,709,190
		7,209,510
38

CLS Funds Semi-Annual Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited) (Continued)
October 31, 2015
	Shares	Value
Small/Mid Cap Value - 11.72%
Guggenheim Shipping ETF +	109,000	$ 1,693,827
Guggenheim Timber ETF	162,000	3,973,860
iShares U.S. Insurance ETF	77,500	4,056,583
		9,724,270

Total Equity Funds (cost $71,063,684)		82,888,415

Collateral for Securities Loaned - 29.71%
Dreyfus Government Cash Management Institutional Class, 0.01% **	13,640,981	13,640,981
Milestone Treasury Obligations Fund Institutional Class, 0.01% ** ^	11,000,000	11,000,000
Total Collateral for Securities Loaned (cost $24,640,981)		24,640,981

Total Investments (cost $95,704,665) - 129.63%		$ 107,529,396
Liabilities in Excess of Other Assets - Net - (29.63)%		(24,579,173)
NET ASSETS - 100.00%		$ 82,950,223

+ All or a portion of this security is on loan. Total loaned securities had a value of $24,099,473 at October 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.
^ Represtents affiliated issuer

ETF - Exchange Traded Fund
IPO - Initial Public Offering
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

39

CLS Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Unaudited)
October 31, 2015
	Shares	Value
Equity Funds - 98.73%
Developed International - 30.07%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	360,000	$ 9,597,600
iShares MSCI All Country World Minimum Volatility ETF	133,000	9,385,810
iShares MSCI EAFE ETF	160,000	9,777,600
		28,761,010
Large Cap Growth - 38.65%
iShares MSCI USA Quality Factor ETF +	358,000	23,513,440
iShares S&P 500 Growth ETF	114,000	13,450,860
		36,964,300
Large Cap Value - 30.01%
iShares MSCI USA Value Factor ETF +	220,000	14,154,800
iShares S&P 500 Value ETF	108,000	9,744,840
PowerShares S&P 500 Low Volatility Portfolio +	125,000	4,795,000
		28,694,640

Total Equity Funds (cost $92,133,080)		94,419,950

	Principal ($)	Value
U.S. Government Securities - 23.00%
U.S. Treasury Bill: 0.00%, 11/02/15	$ 22,000,000	22,000,006
Total U.S. Government (cost $22,000,006)		22,000,006

	Shares	Value
Money Market Funds - 1.01%
Short-Term Cash - 1.01%
Federated Prime Cash Obligations Fund Institutional Class, 0.09% *	968,382	968,382
Total Money Market Funds (cost $968,382)		968,382

Collateral for Securities Loaned - 9.59%
Dreyfus Government Cash Management Institutional Class, 0.01% *	9,170,856	9,170,856
Total Collateral for Securities Loaned (cost $9,170,856)		9,170,856

Total Investments (cost $124,272,324) - 132.33%		$ 126,559,194
Liabilities in Excess of Other Assets - Net - (32.33)%		(30,920,759)
NET ASSETS - 100.00%		$ 95,638,435

+ All or a portion of this security is on loan. Total loaned securities had a value of $8,970,426 at October 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

40

CLS Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)
October 31, 2015
	Global	Growth and	Global	Domestic	International
	Diversified	Income	Growth	Equity	Equity
Assets:	Equity Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 424,732,655	$ 355,782,603	$ 238,049,043	$ 18,667,640	$ 12,167,552
Affiliated Investments, at cost	23,500,000	38,000,000	51,900,000	-	-
Investments in securities, at value *	$ 485,733,273	$ 374,175,594	$ 259,778,020	$ 19,945,136	$ 12,159,659
Affiliated Investments in securities, at value	23,500,000	38,000,000	51,900,000	-	-
Receivable for securities sold	25,420,732	21,069,649	3,003,476	201,226	235,296
Receivable for fund shares sold	336,094	286,491	210,894	-	4,279
Receivable for security lending	54,741	105,204	39,090	11,151	4,103
Interest and dividends receivable	-	7,930	3,622	-	-
Receivable due from advisor	-	-	-	5,157	7,194
Prepaid expenses and other assets	24,926	20,308	11,794	10,663	12,705
Total Assets	535,069,766	433,665,176	314,946,896	20,173,333	12,423,236
Liabilities:
Securities lending collateral (Note 7)	27,245,009	38,963,016	56,150,152	4,222,146	2,564,804
Due to custodian	-	-	-	35,374	79,938
Payable for securities purchased	25,203,220	21,685,303	-	-	-
Payable for fund shares redeemed	878,500	686,547	495,153	22,698	18,472
Accrued advisory fees	281,541	217,697	136,435	-	-
Fees payable to other affiliates	78,443	65,867	54,335	19,139	21,162
Accrued distribution (12b-1) fees	1,913	-	-	-	-
Call options written, at fair value (premiums
received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	170,199	119,991	99,298	42,301	47,861
Total Liabilities	53,858,825	61,738,421	56,935,373	4,341,658	2,732,237
Net Assets	$ 481,210,941	$ 371,926,755	$ 258,011,523	$ 15,831,675	$ 9,690,999
Net Assets:
Paid in capital ($0 par value, unlimited	$ 404,886,706	$ 347,919,140	$ 225,632,463	$ 9,754,196	$ 10,284,700
shares authorized)
Undistributed net investment income (loss)	5,129,439	3,609,765	2,766,913	245,495	164,904
Accumulated net realized gain (loss)
on investments and written options	10,194,178	2,004,859	7,883,170	4,554,488	(750,712)
Net unrealized appreciation (depreciation)
on investments and written options	61,000,618	18,392,991	21,728,977	1,277,496	(7,893)
Net Assets	$ 481,210,941	$ 371,926,755	$ 258,011,523	$ 15,831,675	$ 9,690,999
Class C Shares:
Net assets	$ 2,368,014	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)**	$ 16.04	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	147,600	-	-	-	-

Class N Shares:
Net assets	$ 478,842,927	$ 371,926,755	$ 258,011,523	$ 15,831,675	$ 9,690,999
Net asset value, offering price, and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 17.13	$ 10.59	$ 11.08	$ 9.34	$ 4.16
Total shares outstanding at end of year	27,952,854	35,112,949	23,293,340	1,694,853	2,330,843

* Includes Securities Loaned $26,549,349; $38,092,213; $54,963,454; $4,134,332; $2,500,915.
** Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

41

CLS Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2015
	Enhanced	Flexible	Global
	Long/Short	Income	Aggressive	Shelter
Assets:	Fund	Fund	Equity Fund	Fund
Investments, at cost	$ 97,054,393	$ 190,195,673	$ 84,704,665	$ 124,272,324
Affiliated Investments, at cost	-	34,000,000	11,000,000	-
Investments in securities, at value *	$ 94,225,686	$ 186,920,285	$ 96,529,396	$ 126,559,194
Affiliated Investments in securities, at value	-	34,000,000	11,000,000	-
Receivable for securities sold	-	5,293,035	466,619	34,509,887
Receivable for fund shares sold	57,038	101,530	41,680	244,950
Receivable for security lending	-	64,784	41,854	14,939
Interest and dividends receivable	2,547	106,324	-	-
Receivable due from advisor	-	-	-	-
Prepaid expenses and other assets	20,178	21,850	20,716	11,410
Total Assets	94,305,449	226,507,808	108,100,265	161,340,380
Liabilities:
Securities lending collateral (Note 7)	-	40,490,306	24,640,981	9,170,856
Due to custodian	-	-	236,427	-
Payable for securities purchased	-	5,271,079	-	56,151,962
Payable for fund shares redeemed	114,780	148,728	159,210	246,879
Accrued advisory fees	29,564	40,689	34,305	49,066
Fees payable to other affiliates	44,487	36,134	35,553	29,408
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $30,557,$0, $0, $0)	101,285	-	-	-
Accrued expenses and other liabilities	33,012	66,527	43,566	53,774
Total Liabilities	323,128	46,053,463	25,150,042	65,701,945
Net Assets	$ 93,982,321	$ 180,454,345	$ 82,950,223	$ 95,638,435
Net Assets:
Paid in capital ($0 par value, unlimited	$ 97,775,788	$ 183,739,259	$ 67,256,005	$ 86,507,970
shares authorized)
Undistributed net investment income (loss)	(5,260)	533,644	1,064,011	1,186,987
Accumulated net realized gain (loss)
on investments and written options	(888,772)	(543,170)	2,805,476	5,656,608
Net unrealized appreciation (depreciation)
on investments and written options	(2,899,435)	(3,275,388)	11,824,731	2,286,870
Net Assets	$ 93,982,321	$ 180,454,345	$ 82,950,223	$ 95,638,435
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	-	-	-	-

Class N Shares:
Net assets	$ 93,982,321	$ 180,454,345	$ 82,950,223	$ 95,638,435
Net asset value, offering price, and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.36	$ 10.10	$ 12.97	$ 12.68
Total shares outstanding at end of year	9,073,686	17,861,616	6,397,284	7,540,631

* Includes Securities Loaned $0; $39,621,246; $24,099,473; $8,970,426.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

42

CLS Funds Semi-Annual Report

Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2015
	Global	Growth and	Global	Domestic	International
	Diversified	Income	Growth	Equity	Equity
	Equity Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 3,449	$ 2,339	$ 506	$ 50	$ 25
Dividend income	7,828,565	4,578,029	2,839,106	130,324	182,487
Securities lending income-net *	294,220	509,528	317,369	84,033	49,415
Total investment income	8,126,234	5,089,896	3,156,981	214,407	231,927
Expenses:
Investment advisory fees	1,951,792	1,485,273	1,041,197	65,390	43,838
Shareholder Service Fees	647,562	495,091	347,066	21,797	14,613
Distribution fees (12b-1) - Class C Shares	12,144	-	-	-	-
Administration fees	177,730	149,181	118,964	18,773	18,011
Transfer agent fees	97,517	86,738	99,773	13,322	15,761
Accounting fees	45,069	35,840	29,919	13,537	13,537
Printing and postage expense	33,412	20,999	27,434	7,650	1,709
Registration & filing fees	22,562	13,538	12,534	12,534	12,534
Professional fees	20,403	14,342	12,468	9,877	12,139
Custodian fees	18,068	11,589	8,901	-	-
Insurance expense	17,257	10,131	7,622	620	1,380
Chief compliance officer fees	7,607	4,238	3,195	1,185	1,869
Trustees' fees	6,769	6,769	5,265	6,919	6,518
Miscellaneous fees and expenses	2,632	2,106	2,405	906	1,572
Total expenses before waivers	3,060,524	2,335,835	1,716,743	172,510	143,481
Expenses waived	(63,729)	(61,269)	(122,517)	(72,387)	(76,458)
Net Expenses	2,996,795	2,274,566	1,594,226	100,123	67,023
Net Investment Income	5,129,439	2,815,330	1,562,755	114,284	164,904
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(4,786,086)	2,651,673	(95,376)	117,714	(720,403)
Options written	-	-	-	-	-
Total net realized gain (loss)	(4,786,086)	2,651,673	(95,376)	117,714	(720,403)
Net change in unrealized
depreciation on investments	(35,580,396)	(20,871,166)	(14,777,734)	(227,587)	(905,470)
Net change in unrealized
depreciation on written options	-	-	-	-	-
Net Realized and Unrealized Loss
on Investments	(40,366,482)	(18,219,493)	(14,873,110)	(109,873)	(1,625,873)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (35,237,043)	$ (15,404,163)	$(13,310,355)	$ 4,411	$ (1,460,969)

* A portion of securities lending income is from affilicated securites

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

43

CLS Funds Semi-Annual Report

Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2015
	Enhanced	Flexible	Global
	Long/Short	Income	Aggressive	Shelter
	Fund	Fund	Equity Fund	Fund
Investment Income:
Interest income	$ 309	$ 197,190	$ 33	$ 1,156
Dividend income	699,212	2,262,401	1,134,446	1,066,880
Securities lending income-net *	-	384,069	333,782	74,508
Total investment income	699,521	2,843,660	1,468,261	1,142,544
Expenses:
Investment advisory fees	324,540	378,900	344,403	363,085
Shareholder Service Fees	124,823	236,813	114,801	121,028
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Administration fees	51,714	90,849	48,059	30,445
Transfer agent fees	82,727	84,531	51,139	11,031
Accounting fees	20,935	25,509	20,209	22,270
Printing and postage expense	8,127	10,523	12,228	3,832
Registration & filing fees	12,534	12,784	12,283	11,531
Professional fees	8,136	10,014	8,226	7,725
Custodian fees	3,587	6,083	3,576	2,769
Insurance expense	2,915	5,380	2,606	1,954
Chief compliance officer fees	1,268	2,212	1,363	558
Trustees' fees	6,868	6,268	5,766	6,518
Miscellaneous fees and expenses	1,654	2,006	1,831	502
Total expenses before waivers	649,828	871,872	626,490	583,248
Expenses waived	(126,020)	(114,615)	(99,342)	(27,100)
Net Expenses	523,808	757,257	527,148	556,148
Net Investment Income	175,713	2,086,403	941,113	586,396
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(624,336)	(70,058)	98,727	5,366,403
Options written	303,078	-	-	-
Total net realized gain (loss)	(321,258)	(70,058)	98,727	5,366,403
Net change in unrealized
depreciation on investments	(1,483,545)	(4,615,000)	(6,575,602)	(10,859,514)
Net change in unrealized
depreciation on written options	(75,632)	-	-	-
Net Realized and Unrealized Loss
on Investments	(1,880,435)	(4,685,058)	(6,476,875)	(5,493,111)
Net Decrease in Net Assets
Resulting from Operations	$ (1,704,722)	$ (2,598,655)	$ (5,535,762)	$ (4,906,715)

* A portion of securities lending income is from affilicated securites

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

44

CLS Funds Semi-Annual Report

Statements of Changes in Net Assets

	Global Diversified Equity Fund		Growth and Income Fund

	Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 5,129,439	$ 6,323,606	$ 2,815,330	$ 4,958,057
Net realized gain (loss) on investments	(4,786,086)	30,579,215	2,651,673	(52,550)
Net realized loss on securities sold short	-	-	-	-
Net realized gain on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	-	-	11,140
Net change in unrealized appreciation
(depreciation) on investments	(35,580,396)	(1,212,660)	(20,871,166)	7,968,705
Net change in unrealized appreciation
on securities sold short	-	-	-	-
Net change in unrealized
depreciation on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	(35,237,043)	35,690,161	(15,404,163)	12,885,352
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(10,722,764)	-	(4,114,557)
From Net Realized Gains:
Class N	-	(5,383,486)	-	(3,030,552)
Total Dividends and Distributions
to Shareholders	-	(16,106,250)	-	(7,145,109)
From Fund Share Transactions (Note 6)	(53,633,973)	63,793,985	(36,154,727)	112,160,361
Total Increase (Decrease) in Net Assets	(88,871,016)	83,377,896	(51,558,890)	117,900,604

Net Assets:
Beginning of year	570,081,957	486,704,061	423,485,645	305,585,041
End of year	$ 481,210,941	$ 570,081,957	$ 371,926,755	$ 423,485,645
Undistributed net investment income
at end of year	$ 5,129,439	$ -	$ 3,609,765	$ 794,435

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

45

CLS Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Global Growth Fund		Domestic Equity Fund

	Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,562,755	$ 3,180,710	$ 114,284	$ 1,142,937
Net realized gain (loss) on investments	(95,376)	9,590,633	117,714	35,378,249
Net realized loss on securities sold short	-	-	-	-
Net realized gain on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	598,146	-	-
Net change in unrealized appreciation
(depreciation) on investments	(14,777,734)	1,993,131	(227,587)	(31,603,774)
Net change in unrealized appreciation
on securities sold short	-	-	-	-
Net change in unrealized
depreciation on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	(13,310,355)	15,362,620	4,411	4,917,412
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(3,380,594)	-	(249,492)
From Net Realized Gains:
Class N	-	(2,078,342)	-	(7,187,148)
Total Dividends and Distributions
to Shareholders	-	(5,458,936)	-	(7,436,640)
From Fund Share Transactions (Note 6)	(28,362,126)	55,353,431	(3,257,291)	(142,516,115)
Total Increase (Decrease) in Net Assets	(41,672,481)	65,257,115	(3,252,880)	(145,035,343)

Net Assets:
Beginning of year	299,684,004	234,426,889	19,084,555	164,119,898
End of year	$ 258,011,523	$ 299,684,004	$ 15,831,675	$ 19,084,555
Undistributed net investment income
at end of year	$ 2,766,913	$ 1,204,158	$ 245,495	$ 131,211

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

46

CLS Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	International Equity Fund		Enhanced Long/Short Fund

	Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 164,904	$ 1,276,904	$ 175,713	$ 266,714
Net realized gain (loss) on investments	(720,403)	30,771,892	(624,336)	3,733,407
Net realized loss on securities sold short	-	(590,969)	-	-
Net realized gain on written options	-	-	303,078	163,995
Distributions of realized gains
by underlying investment companies	-	5,873	-	-
Net change in unrealized appreciation
(depreciation) on investments	(905,470)	(27,466,751)	(1,483,545)	(2,578,882)
Net change in unrealized appreciation
on securities sold short	-	297,122	-	-
Net change in unrealized
depreciation on written options	-	-	(75,632)	(1,320)
Net increase (decrease) in net assets
resulting from operations	(1,460,969)	4,294,071	(1,704,722)	1,583,914
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(353,823)	(180,973)	(529,695)
From Net Realized Gains:
Class N	-	(9,373,942)	-	(805,368)
Total Dividends and Distributions
to Shareholders	-	(9,727,765)	(180,973)	(1,335,063)
From Fund Share Transactions (Note 6)	(2,731,674)	(235,913,843)	(9,350,133)	12,313,172
Total Increase (Decrease) in Net Assets	(4,192,643)	(241,347,537)	(11,235,828)	12,562,023

Net Assets:
Beginning of year	13,883,642	255,231,179	105,218,149	92,656,126
End of year	$ 9,690,999	$ 13,883,642	$ 93,982,321	$ 105,218,149
Undistributed net investment income (loss)
at end of year	$ 164,904	$ -	$ (5,260)	$ -

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

47

CLS Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Global Aggressive Equity Fund

	Six Months Ended		Six Months Ended
	October 31, 2015	Year Ended	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015	(Unaudited)	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 2,086,403	$ 4,132,703	$ 941,113	$ 1,754,816
Net realized gain (loss) on investments	(70,058)	(314,072)	98,727	4,848,721
Net realized loss on securities sold short	-	-	-	-
Net realized gain on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	71,613	-	41,980
Net change in unrealized appreciation
(depreciation) on investments	(4,615,000)	(579,000)	(6,575,602)	862,012
Net change in unrealized appreciation
on securities sold short	-	-	-	-
Net change in unrealized
depreciation on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	(2,598,655)	3,311,244	(5,535,762)	7,507,529
From Distributions to Shareholders:
From Net Investment Income:
Class N	(2,098,959)	(4,115,620)	-	(1,630,879)
From Net Realized Gains:
Class N	-	-	-	(3,748,331)
Total Dividends and Distributions
to Shareholders	(2,098,959)	(4,115,620)	-	(5,379,210)
From Fund Share Transactions (Note 6)	(12,548,209)	34,504,051	(12,714,615)	6,896,185
Total Increase (Decrease) in Net Assets	(17,245,823)	33,699,675	(18,250,377)	9,024,504

Net Assets:
Beginning of year	197,700,168	164,000,493	101,200,600	92,176,096
End of year	$ 180,454,345	$ 197,700,168	$ 82,950,223	$ 101,200,600
Undistributed net investment income
at end of year	$ 533,644	$ 546,200	$ 1,064,011	$ 122,898

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

48

CLS Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 586,396	$ 842,672
Net realized gain (loss) on investments	5,366,403	312,679
Net realized loss on securities sold short	-	-
Net realized gain on written options	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net change in unrealized appreciation
(depreciation) on investments	(10,859,514)	6,979,296
Net change in unrealized appreciation
on securities sold short	-	-
Net change in unrealized
depreciation on written options	-	-
Net increase (decrease) in net assets
resulting from operations	(4,906,715)	8,134,647
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(630,936)
From Net Realized Gains:
Class N	-	-
Total Dividends and Distributions
to Shareholders	-	(630,936)
From Fund Share Transactions (Note 6)	2,304,398	21,423,379
Total Increase (Decrease) in Net Assets	(2,602,317)	28,927,090

Net Assets:
Beginning of year	98,240,752	69,313,662
End of year	$ 95,638,435	$ 98,240,752
Undistributed net investment income
at end of year	$ 1,186,987	$ 600,591

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

49

CLS Funds Semi-Annual Report

Financial Highlights
Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class C Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 17.17		$ 16.56	$ 14.53	$ 13.00	$ 13.73	$ 11.80

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.10		0.03	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain (loss)
on investments	(1.23)		0.92	2.07	1.57	(0.68)	2.00
Total income (loss) from
investment operations	(1.13)		0.95	2.03	1.53	(0.73)	1.93

Less distributions from:
Net investment income	-		(0.17)	-	-	-	-
Net realized gain	-		(0.17)	-	-	-	-
Total distributions from net investment
income and net realized gains	-		(0.34)	-	-	-	-

Net asset value, end of period	$ 16.04		$ 17.17	$ 16.56	$ 14.53	$ 13.00	$ 13.73

Total return (c)	(6.58)%	(f)	5.79%	13.97%	11.77%	(5.32)%	16.36%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 2,368		$ 2,572	$ 2,689	$ 2,971	$ 3,146	$ 3,963
Ratio of expenses to
average net assets (d)	1.91%	(e)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.91%	(e)	2.17%	2.18%	2.18%	2.17%	2.17%
Ratio of net investment income (loss) to
average net assets (b)	1.21%	(e)	0.21%	(0.23)%	(0.28)%	(0.41)%	(0.56)%
Portfolio turnover rate	32%	(f)	33%	27%	69%	19%	53%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Gemini Fund Services, LLC ("GFS") not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

50

CLS Funds Semi-Annual Report

Financial Highlights
Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 18.26		$ 17.61	$ 15.43	$ 13.72	$ 14.44	$ 12.34

Income (loss) from investment operations:
Net investment income (a) (b)	0.17		0.21	0.13	0.10	0.08	0.06
Net realized and unrealized gain (loss)
on investments	(1.30)		0.95	2.17	1.67	(0.71)	2.09
Total income (loss) from
investment operations	(1.13)		1.16	2.30	1.77	(0.63)	2.15

Less distributions from:	.		.
Net investment income	-		(0.34)	(0.12)	(0.06)	(0.09)	(0.05)
Net realized gains	-		(0.17)	-	-	-	-
Total distributions from net investment
income and net realized gains	-		(0.51)	(0.12)	(0.06)	(0.09)	(0.05)

Net asset value, end of period	$ 17.13		$ 18.26	$ 17.61	$ 15.43	$ 13.72	$ 14.44

Total return (c)	(6.19)%	(f)	6.68%	14.93%	12.91%	(4.31)%	17.47%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 478,843		$ 567,510	$ 484,015	$ 483,612	$ 500,675	$ 572,587
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.17%	(e)	1.17%	1.18%	1.18%	1.17%	1.17%
Ratio of net investment income to
average net assets (b)	1.96%	(e)	1.19%	0.78%	0.72%	0.59%	0.46%
Portfolio turnover rate	32%	(f)	33%	27%	69%	19%	53%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

51

CLS Funds Semi-Annual Report

Financial Highlights
Growth and Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 10.99		$ 10.82	$ 10.94	$ 10.10	$ 10.21	$ 9.31

Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.14	0.09	0.19	0.20	0.23
Net realized and unrealized gain (loss)
on investments	(0.48)		0.22	0.56	0.83	(0.10)	0.91
Total income (loss) from
investment operations	(0.40)		0.36	0.65	1.02	0.10	1.14

Less distributions from:
Net investment income	-		(0.11)	(0.31)	(0.18)	(0.21)	(0.24)
Net realized gains	-		(0.08)	(0.46)	-	-	-
Total distributions from net investment
income and net realized gains	-		(0.19)	(0.77)	(0.18)	(0.21)	(0.24)

Net asset value, end of period	$ 10.59		$ 10.99	$ 10.82	$ 10.94	$ 10.10	$ 10.21

Total return (c)	(3.64)%	(f)	3.31%	6.08%	10.20%	1.12%	12.42%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 371,927		$ 423,486	$ 305,585	$ 300,478	$ 278,309	$ 256,329
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.17%	(e)	1.19%	1.23%	1.22%	1.22%	1.23%
Ratio of net investment income to
average net assets (b)	1.41%	(e)	1.33%	0.82%	1.83%	2.09%	2.38%
Portfolio turnover rate	22%	(f)	31%	39%	89%	13%	27%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

52

CLS Funds Semi-Annual Report

Financial Highlights
Global Growth Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 11.59		$ 11.17	$ 10.91	$ 9.81	$ 10.22	$ 8.92

Income (loss) from investment operations:
Net investment income (a) (b)	0.06		0.13	0.09	0.15	0.16	0.16
Net realized and unrealized gain (loss)
on investments	(0.57)		0.50	1.10	1.06	(0.41)	1.31
Total income (loss) from
investment operations	(0.51)		0.63	1.19	1.21	(0.25)	1.47

Less distributions from:
Net investment income	-		(0.13)	(0.38)	(0.11)	(0.16)	(0.17)
Net realized gains	-		(0.08)	(0.55)	-	-	-
Total distributions from net investment
income and net realized gains	-		(0.21)	(0.93)	(0.11)	(0.16)	(0.17)

Net asset value, end of period	$ 11.08		$ 11.59	$ 11.17	$ 10.91	$ 9.81	$ 10.22

Total return (c)	(4.40)%	(f)	5.64%	11.04%	12.43%	(2.31)%	16.57%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 258,012		$ 299,684	$ 234,427	$ 225,393	$ 230,562	$ 240,800
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.23%	(e)	1.24%	1.28%	1.27%	1.27%	1.25%
Ratio of net investment income (loss) to
average net assets (b)	1.12%	(e)	1.16%	0.81%	1.45%	1.68%	1.74%
Portfolio turnover rate	11%	(f)	29%	46%	69%	33%	26%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

53

CLS Funds Semi-Annual Report

Financial Highlights
Domestic Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 9.31		$ 12.84	$ 11.98	$ 10.95	$ 11.29	$ 9.48

Income (loss) from investment operations:
Net investment income (a) (b)	0.06		0.18	0.08	0.09	0.06	0.05
Net realized and unrealized gain (loss) on
on investments	(0.03)		1.03	1.45	1.00	(0.34)	1.82
Total income (loss) from
investment operations	0.03		1.21	1.53	1.09	(0.28)	1.87

Less distributions from:
Net investment income	-		(0.16)	(0.20)	(0.06)	(0.06)	(0.06)
Net realized gains	-		(4.58)	(0.47)	-	-	-
Total distributions from net investment
income and net realized gains	-		(4.74)	(0.67)	(0.06)	(0.06)	(0.06)

Net asset value, end of period	$ 9.34		$ 9.31	$ 12.84	$ 11.98	$ 10.95	$ 11.29

Total return (c)	0.32%	(f)	9.96%	12.90%	10.03%	(2.43)%	19.80%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 15,832		$ 19,085	$ 164,120	$ 166,821	$ 173,670	$ 191,297
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.97%	(e)	1.43%	1.30%	1.27%	1.26%	1.26%
Ratio of net investment income to
average net assets (b)	1.30%	(e)	1.39%	0.65%	0.83%	0.57%	0.53%
Portfolio turnover rate	26%	(f)	37%	39%	60%	43%	25%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

54

CLS Funds Semi-Annual Report

Financial Highlights
International Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015		2014		2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 4.68		$ 10.61		$ 10.75		$ 10.16	$ 10.48	$ 9.17

Income (loss) from investment operations:
Net investment income (a) (b)	0.06		0.11		0.08		0.10	0.09	0.11
Net realized and unrealized gain (loss)
on investments	(0.58)		0.33		0.73		0.77	(0.12)	1.32
Total income (loss) from
investment operations	(0.52)		0.44		0.81		0.87	(0.03)	1.43

Less distributions from:
Net investment income	-		(0.23)		(0.08)		(0.09)	(0.10)	(0.12)
Net realized gains	-		(6.14)		(0.87)		(0.19)	(0.19)	-
Total distributions from net investment
income and net realized gains	-		(6.37)		(0.95)		(0.28)	(0.29)	(0.12)

Net asset value, end of period	$ 4.16		$ 4.68		$ 10.61		$ 10.75	$ 10.16	$ 10.48

Total return (c)	(11.11)%	(h)	9.82%		7.75%		8.66%	(0.09)%	15.72%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 9,691		$ 13,884		$ 255,231		$ 248,326	$ 233,472	$ 229,715
Ratio of expenses to average net
assets, excluding dividends from securities
sold short and interest expense (d)	1.15%	(g)	1.15%	(e)	1.15%	(e)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before
waivers and reimbursements, excluding
dividends from securities sold short
and interest expense (d)	2.44%	(g)	1.37%	(f)	1.25%	(f)	1.24%	1.24%	1.24%
Ratio of net investment income to
average net assets (b)	2.81%	(g)	1.06%		0.72%		0.93%	0.91%	1.17%
Portfolio turnover rate	145%	(h)	45%		44%		84%	46%	22%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.19% for the year ended April 30, 2015 and 1.23% for the year ended April 30, 2014.
(f) Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.41% for the year ended April 30, 2015 and 1.33% for the year ended April 30, 2014.
(g) Annualized for periods less than one year.
(h) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

55

CLS Funds Semi-Annual Report

Financial Highlights
Enhanced Long/Short Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 10.54		$ 10.51	$ 10.49	$ 10.16	$ 11.11	$ 10.58

Income (loss) from investment operations:
Net investment income (a) (b)	0.02		0.03	0.02	0.06	0.09	0.11
Net realized and unrealized gain (loss)
on investments	(0.18)		0.14	0.42	0.47	(0.22)	0.83
Total income (loss) from
investment operations	(0.16)		0.17	0.44	0.53	(0.13)	0.94

Less distributions from:
Net investment income	(0.02)		(0.06)	(0.02)	(0.07)	(0.35)	(0.11)
Net realized gains	-		(0.08)	(0.40)	(0.09)	(0.47)	(0.30)
Return of capital	-		-	-	(0.04)	-	-
Total distributions from net investment income,
net realized gains and return of capital	(0.02)		(0.14)	(0.42)	(0.20)	(0.82)	(0.41)

Net asset value, end of period	$ 10.36		$ 10.54	$ 10.51	$ 10.49	$ 10.16	$ 11.11

Total return (c)	(1.63)%	(f)	1.59%	4.18%	5.22%	(0.83)%	9.11%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 93,982		$ 105,218	$ 92,656	$ 95,267	$ 81,665	$ 88,164
Ratio of expenses to
average net assets (d)	1.05%	(e)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.29%	(e)	1.31%	1.37%	1.36%	1.26%	1.36%
Ratio of net investment income to
average net assets (b)	0.35%	(e)	0.27%	0.18%	0.60%	0.89%	1.02%
Portfolio turnover rate	13%	(f)	68%	58%	51%	184%	86%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Not annualized.
(f) Annualized for periods less than one year.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

56

CLS Funds Semi-Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 10.35		$ 10.40	$ 10.76	$ 10.58	$ 10.37	$ 10.11

Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.23	0.22	0.26	0.28	0.32
Net realized and unrealized gain (loss)
on investments	(0.24)		(0.05)	(0.23)	0.23	0.22	0.29
Total income (loss) from
investment operations	(0.13)		0.18	(0.01)	0.49	0.50	0.61

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.22)	(0.26)	(0.29)	(0.32)
Net realized gains	-		-	(0.13)	(0.05)	-	(0.03)
Total distributions from net investment
income and net realized gains	(0.12)		(0.23)	(0.35)	(0.31)	(0.29)	(0.35)

Net asset value, end of period	$ 10.10		$ 10.35	$ 10.40	$ 10.76	$ 10.58	$ 10.37

Total return (c)	(1.51)%	(f)	1.75%	(0.01)%	4.76%	4.94%	6.10%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 180,454		$ 197,700	$ 164,000	$ 166,348	$ 143,125	$ 107,627
Ratio of expenses to
average net assets (d)	0.80%	(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	0.91%	(e)	0.93%	0.97%	0.98%	0.98%	1.01%
Ratio of net investment income to
average net assets (b)	2.19%	(e)	2.24%	2.08%	2.40%	2.71%	3.07%
Portfolio turnover rate	9%	(f)	5%	24%	51%	8%	10%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Not annualized.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

57

CLS Funds Semi-Annual Report

Financial Highlights
Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

			Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 13.73		$ 13.47	$ 13.37	$ 12.52	$ 13.37	$ 11.25

Income (loss) from investment operations:
Net investment income (a) (b)	0.14		0.24	0.08	0.05	0.05	0.04
Net realized and unrealized gain (loss)
on investments	(0.90)		0.74	2.26	1.35	(0.57)	2.15
Total income (loss) from
investment operations	(0.76)		0.98	2.34	1.40	(0.52)	2.19

Less distributions from:
Net investment income	-		(0.22)	(0.23)	(0.05)	-	(0.05)
Net realized gains	-		(0.50)	(2.01)	(0.50)	(0.33)	(0.02)
Total distributions from net investment
income and net realized gains	-		(0.72)	(2.24)	(0.55)	(0.33)	(0.07)

Net asset value, end of period	$ 12.97		$ 13.73	$ 13.47	$ 13.37	$ 12.52	$ 13.37

Total return (c)	(5.54)%	(f)	7.50%	17.87%	11.55%	(3.54)%	19.50%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 82,950		$ 101,201	$ 92,176	$ 90,657	$ 83,544	$ 89,200
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	(e)	1.36%	1.37%	1.38%	1.37%	1.35%
Ratio of net investment income to
average net assets (b)	2.04%	(e)	1.81%	0.61%	0.42%	0.40%	0.37%
Portfolio turnover rate	12%	(f)	50%	24%	162%	49%	42%

(a) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Not annualized.
(f) Annualized for periods less than one year.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

58

CLS Funds Semi-Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$ 13.35		$ 12.21	$ 10.59	$ 9.93	$ 11.74	$ 10.44

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08		0.13	0.09	0.04	(0.02)	0.04
Net realized and unrealized gain (loss)
on investments	(0.75)		1.10	1.57	0.62	(1.70)	1.31
Total income (loss) from
investment operations	(0.67)		1.23	1.66	0.66	(1.72)	1.35

Less distributions from:
Net investment income	-		(0.09)	(0.04)	-	-	(0.05)
Net realized gains	-		-	-	-	(0.09)	-
Total distributions from net investment
income and net realized gains	-		(0.09)	(0.04)	-	(0.09)	(0.05)

Net asset value, end of period	$ 12.68		$ 13.35	$ 12.21	$ 10.59	$ 9.93	$ 11.74

Total return (c)	(5.02)%	(f)	10.11%	15.66%	6.65%	(14.60)%	12.95%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 95,638		$ 98,241	$ 69,314	$ 42,828	$ 63,207	$ 57,492
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.20%	(e)	1.27%	1.37%	1.37%	1.29%	1.34%
Ratio of net investment income (loss) to
average net assets (b)	1.20%	(e)	0.99%	0.75%	0.39%	(0.15)%	0.37%
Portfolio turnover rate	206%	(f)	106%	158%	291%	311%	89%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and GFS not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Not annualized.
(f) Annualized for periods less than one year.

Refer to the Notes to Financials Statements at the back of this Report for further information regarding the values set forth above.

59

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2015

1.	Organization

CLS Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, and CLS Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a diversified series of the Trust.

Fund The primary investment objective of each Fund is as follows:

CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Global Growth Fund	Total return, consisting of capital growth and income
CLS Domestic Equity Fund	Long-term growth of capital without regard to current income
CLS International Equity Fund	Growth of capital and current income
CLS Enhanced Long/Short Fund	Total return, consisting of capital growth and income
CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
CLS Global Aggressive Equity Fund CLS Shelter Fund	Long-term growth Limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

Class Funds Offering Class

Class C	CLS Global Diversified Equity Fund
Class N	CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Enhanced Long/Short Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, and CLS Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

60

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or valuation consultant on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread

61

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

62

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2015 for the Funds’ investments measured at fair value:

CLS Global Diversified Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 478,315,267	$ -	$ -	$ 478,315,267
Money Market Funds	3,672,997	-	-	3,672,997
Collateral for Securities Loaned	27,245,009	-	-	27,245,009
Total	$ 509,233,273	$ -	$ -	$ 509,233,273

63

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

CLS Growth and Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 155,129,245	$ -	$ -	$ 155,129,245
Equity Funds	212,202,528	-	-	212,202,528
Money Market Funds	5,880,805	-	-	5,880,805
Collateral for Securities Loaned	38,963,016		-	38,963,016
Total	$ 412,175,594	$ -	$ -	$ 412,175,594

CLS Global Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 51,265,198	$ -	$ -	$ 51,265,198
Equity Funds	203,117,108	-	-	203,117,108
Money Market Funds	1,145,562	-	-	1,145,562
Collateral for Securities Loaned	56,150,152		-	56,150,152
Total	$ 311,678,020	$ -	$ -	$ 311,678,020

CLS Domestic Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 15,722,990	$ -	$ -	$ 15,722,990
Collateral for Securities Loaned	4,222,146	-	-	4,222,146
Total	$ 19,945,136	$ -	$ -	$ 19,945,136

CLS International Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 9,594,855	$ -	$ -	$ 9,594,855
Collateral for Securities Loaned	2,564,804	-	-	2,564,804
Total	$ 12,159,659	$ -	$ -	$ 12,159,659

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CLS Enhanced Long/Short Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 92,316,677	$ -	$ -	$ 92,316,677
Money Market Funds	1,909,009	-	-	1,909,009
Total	$ 94,225,686	$ -	$ -	$ 94,225,686
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 87,360	$ 13,925	$ -	$ 101,285
Total	$ 87,360	$ 13,925	$ -	$ 101,285

CLS Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 148,914,867	$ -	$ -	$ 148,914,867
Equity Funds	16,844,213	-	-	16,844,213
U.S. Government & Agency Obligations	-	14,020,074	-	14,020,074
Money Market Funds	650,825	-	-	650,825
Collateral for Securities Loaned	40,490,306	-	-	40,490,306
Total	$ 206,900,211	$ 14,020,074	$ -	$ 220,920,285

CLS Global Aggressive Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 82,888,415	$ -	$ -	$ 82,888,415
Collateral for Securities Loaned	24,640,981	-	-	24,640,981
Total	$ 107,529,396	$ -	$ -	$ 107,529,396

CLS Shelter Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 94,419,950	$ -	$ -	$ 94,419,950
U.S. Government Securities	-	22,000,006		22,000,006
Money Market Funds	968,382	-	-	968,382
Collateral for Securities Loaned	9,170,856	-	-	9,170,856
Total	$ 104,559,188	$ 22,000,006	$ -	$ 126,559,194

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

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October 31, 2015

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option,

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October 31, 2015

a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended October 31, 2015, the CLS Enhanced Long/Short Fund had options written located on the Statements of Assets and Liabilities in the liabilities section in the amount of $101,285.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

	Fair Value of	Net Realized	Change in Unrealized
	Liability Derivatives	Gain	Depreciation
CLS Enhanced Long/Short Fund	$ 101,285	$ 303,078	$ (75,632)

As of October 31, 2015, portfolio securities valued at $30,342,480 were held in escrow by the custodian for call options written for the CLS Enhanced Long/Short Fund.

The number of option contracts written and the premiums received during the six months ended October 31, 2015, were as follows:

	CLS Enhanced Long/Short Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	757	$ 8,462
Options written	30,259	357,366
Options exercised	(992)	(12,440)
Options expired	(26,042)	(301,178)
Options closed	(1,702)	(21,653)
Options outstanding, end of period	2,280	$ 30,557

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October 31, 2015

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2015.

CLS Enhanced Long/Short Fund

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 101,285	(1)	$ 101,285	(2)	$ -	$ -
Total	$ 101,285		$ 101,285		$ -	$ -

(1) Written options at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

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Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for all of the Funds with exception of Enhanced Long/Short and Flexible Income. Income will normally be declared and distributed quarterly for Enhanced Long/Short and monthly for Flexible Income. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for all Funds with the exception of CLS Enhanced Long/Short and CLS Flexible Income. The rates these Funds will pay are as follows: CLS Enhanced Long/Short, 0.65%; and CLS Flexible Income, 0.40%.

The Trustees have adopted a Shareholder Servicing Plan with respect to the Class N Shares of the Funds (“Class N Plan”). The Class N Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Class N Plan, the Funds pay CLS an amount equal to 0.25% of average net assets attributable to Class N Shares, as applicable, of the respective Funds on an annualized basis. CLS shall use monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares.

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October 31, 2015

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through December 31, 2016, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class C (CLS Global Diversified Equity Only)	2.15%
Class N (CLS Global Diversified Equity, CLS Growth and Income, CLS Global Growth, CLS Domestic Equity, CLS International Equity, CLS Global Aggressive Equity and CLS Shelter)	1.15%
Class N (CLS Enhanced Long/Short)	1.05%
Class N (CLS Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Advisor’s fees for the six months ended October 31, 2015, were as follows:

Fund	Waiver/Reimbursement

CLS Global Diversified Equity Fund	$63,729
CLS Growth and Income Fund	61,269
CLS Global Growth Fund	122,517
CLS Domestic Equity Fund	72,387
CLS International Equity Fund	76,458
CLS Enhanced Long/Short Fund	126,020
CLS Flexible Income Fund	114,615
CLS Global Aggressive Equity Fund	99,342
CLS Shelter Fund	27,100

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. During the six months ended October 31, 2015, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds. The table

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October 31, 2015

below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2016	2017	2018	Total
CLS Global Diversified Equity Fund	$ 137,119	$ 152,064	$ 100,527	$ 389,710
CLS Growth and Income Fund	194,887	236,881	146,025	577,793
CLS Global Growth Fund	262,685	310,466	255,228	828,379
CLS Domestic Equity Fund	207,898	247,462	224,289	679,649
CLS International Equity Fund	208,419	247,165	262,496	718,080
CLS Enhanced Long/Short Fund	264,841	302,329	259,564	826,734
CLS Flexible Income Fund	258,414	279,009	235,410	772,833
CLS Global Aggressive Equity Fund	186,451	205,128	204,172	595,751
CLS Shelter Fund	110,528	114,933	102,029	327,490

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor and Advisor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of the Distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, the Distributor and the Advisor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Blu Giant receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, the Distributor and the Advisor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 1.00% of the average daily net assets attributable to Class C shares. During the six months ended October 31, 2015, the Global Diversified Equity Fund Class C shares incurred $12,144 pursuant to the Plan. Class N shares do not pay any 12b-1 distribution fees, but pay the Advisor 0.25% for payments to third parties for shareholder services.

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October 31, 2015

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Certain officers of the Trust are officers of GFS, NLCS, the Advisor and/or the Distributor.

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2015, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Diversified Equity Fund	$ 449,184,953	$ 66,774,172	$ (6,725,852)	$ 60,048,320
CLS Growth and Income Fund	393,888,578	23,545,494	(5,258,478)	18,287,016
CLS Global Growth Fund	288,752,979	31,116,434	(8,191,393)	22,925,041
CLS Domestic Equity Fund	18,667,640	1,441,562	(164,066)	1,277,496
CLS International Equity Fund	12,197,861	184,881	(223,083)	(38,202)
CLS Enhanced Long/Short Fund	100,924,650	2,593,145	(9,393,394)	(6,800,249)
CLS Flexible Income Fund	224,097,104	2,563,886	(5,740,705)	(3,176,819)
CLS Global Aggressive Equity Fund	95,733,104	13,037,159	(1,240,867)	11,796,292
CLS Shelter Fund	124,368,216	2,288,114	(97,136)	2,190,978

5. Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2015, were as follows:

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October 31, 2015

	Purchases	Sales
CLS Global Diversified Equity Fund	$ 162,249,801	$ 213,188,369
CLS Growth and Income Fund	87,251,701	121,168,015
CLS Global Growth Fund	29,257,337	58,747,702
CLS Domestic Equity Fund	4,523,602	7,597,538
CLS International Equity Fund	16,847,124	19,493,524
CLS Enhanced Long/Short Fund	13,073,456	22,283,665
CLS Flexible Income Fund	16,095,760	24,978,535
CLS Global Aggressive Equity Fund	10,694,265	22,507,867
CLS Shelter Fund	186,224,126	182,548,455

6.	Shareholders’ Transactions

At October 31, 2015, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Period Ended		Year Ended
	October 31, 2015		April 30, 2015
CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	1,709	$ 28,232	5,676	$ 95,954
Shares issued to shareholders
in reinvestment	-	-	2,961	49,245
Shares redeemed	(3,873)	(64,229)	(21,235)	(360,798)
Net decrease	(2,164)	$ (35,997)	(12,598)	$ (215,599)

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,666,414	$ 28,986,236	11,118,956	$ 198,983,558
Shares issued to shareholders
in reinvestment	-	-	904,094	15,948,227
Shares redeemed	(4,784,809)	(82,584,212)	(8,440,538)	(150,922,201)
Net increase (decrease)	(3,118,395)	$ (53,597,976)	3,582,512	$ 64,009,584

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October 31, 2015

	Period Ended		Year Ended
	October 31, 2015		April 30, 2015
CLS Growth and Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,507,610	$ 26,789,516	17,878,070	$ 194,936,991
Shares issued to shareholders
in reinvestment	-	-	658,483	7,091,862
Shares redeemed	(5,924,871)	(62,944,243)	(8,245,061)	(89,868,492)
Net increase (decrease)	(3,417,261)	$ (36,154,727)	10,291,492	$ 112,160,361

CLS Global Growth Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,353,478	$ 15,206,171	10,738,225	$ 122,089,615
Shares issued to shareholders
in reinvestment	-	-	482,726	5,421,011
Shares redeemed	(3,911,259)	(43,568,297)	(6,354,328)	(72,157,195)
Net increase (decrease)	(2,557,781)	$ (28,362,126)	4,866,623	$ 55,353,431

CLS Domestic Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	78,878	$ 726,003	812,912	$ 10,120,271
Shares issued to shareholders
in reinvestment	-	-	803,359	7,374,839
Shares redeemed	(433,922)	(3,983,294)	(12,343,907)	(160,011,224)
Net decrease	(355,044)	$ (3,257,291)	(10,727,636)	$ (142,516,114)

CLS International Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	101,206	$ 440,025	1,948,273	$ 19,537,163
Shares issued to shareholders
in reinvestment	-	-	2,250,903	9,633,863
Shares redeemed	(739,729)	(3,171,699)	(25,282,532)	(265,084,870)
Net decrease	(638,523)	$ (2,731,674)	(21,083,356)	$ (235,913,844)

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October 31, 2015

	Period Ended		Year Ended
	October 31, 2015		April 30, 2015
CLS Enhanced Long/Short Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	732,071	$ 7,609,007	3,540,742	$ 37,300,128
Shares issued to shareholders
in reinvestment	17,143	179,298	126,177	1,318,641
Shares redeemed	(1,654,027)	(17,138,438)	(2,500,457)	(26,305,597)
Net increase (decrease)	(904,813)	$ (9,350,133)	1,166,462	$ 12,313,172

CLS Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,787,149	$ 18,212,416	7,497,797	$ 77,816,983
Shares issued to shareholders
in reinvestment	206,483	2,093,607	396,686	4,106,800
Shares redeemed	(3,227,514)	(32,854,232)	(4,572,366)	(47,419,732)
Net increase (decrease)	(1,233,882)	$ (12,548,209)	3,322,117	$ 34,504,051

CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	258,886	$ 3,439,822	2,374,587	$ 31,921,108
Shares issued to shareholders
in reinvestment	-	-	408,255	5,376,724
Shares redeemed	(1,233,818)	(16,154,437)	(2,252,116)	(30,401,647)
Net increase (decrease)	(974,932)	$ (12,714,615)	530,726	$ 6,896,185

CLS Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,318,563	$ 16,995,879	3,056,521	$ 39,108,035
Shares issued to shareholders
in reinvestment	-	-	48,534	630,934
Shares redeemed	(1,134,625)	(14,691,481)	(1,426,024)	(18,315,590)
Net increase	183,938	$ 2,304,398	1,679,031	$ 21,423,379

7.	Securities Lending

CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

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The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund, is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Funds receive compensation relating to the lending of the Funds’ securities.

			Gross Amounts not offset in the Statement of Assets & Liabilities
Fund	Gross Amounts Recognized in Statements of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
CLS Global Diversified Equity Fund	$ 27,245,009	(1)	$ 27,245,009	(2)	$ -	$ -
CLS Growth and Income Fund	38,963,016	(1)	38,963,016	(2)	-	-
CLS Global Growth Fund	56,150,152	(1)	56,150,152	(2)	-	-
CLS Domestic Equity Fund	4,222,146	(1)	4,222,146	(2)	-	-
CLS International Equity Fund	2,564,804	(1)	2,564,804	(2)	-	-
CLS Flexible Income Fund	40,490,306	(1)	40,490,306	(2)	-	-
CLS Global Aggressive Equity Fund	24,640,981	(1)	24,640,981	(2)	-	-
CLS Shelter Fund	9,170,856	(1)	9,170,856	(2)	-	-

(1) Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2) The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2015, Nationwide Trust Company held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

CLS Global Diversified Equity Fund	30.91%
CLS Growth and Income Fund	29.21%
CLS Global Growth Fund	31.32%
CLS Domestic Equity Fund	41.33%
CLS International Equity Fund	46.34%
CLS Enhanced Long/Short Fund	28.55%
CLS Flexible Income Fund	26.69%
CLS Global Aggressive Equity Fund	39.59%

76

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

9.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2015 and April 30, 2014 was as follows:

	For the year ended April 30, 2015:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
CLS Global Diversified Equity Fund	$ 9,862,039	$ 6,244,211	$ 16,106,250
CLS Growth and Income Fund	4,114,557	3,030,552	7,145,109
CLS Global Growth Fund	3,113,963	2,344,973	5,458,936
CLS Domestic Equity Fund	368,516	7,068,125	7,436,641
CLS International Equity Fund	787,595	8,940,169	9,727,764
CLS Enhanced Long/Short Fund	586,792	748,271	1,335,063
CLS Flexible Income Fund	4,115,620	-	4,115,620
CLS Global Aggressive Equity Fund	1,735,518	3,643,692	5,379,210
CLS Shelter Fund	630,936	-	630,936

	For the year ended April 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
CLS Global Diversified Equity Fund	$ 3,395,804	$ -	$ -	$ 3,395,804
CLS Growth and Income Fund	5,159,963	15,243,740	-	20,403,703
CLS Global Growth Fund	6,404,709	11,939,892	-	18,344,601
CLS Domestic Equity Fund	2,308,273	6,193,613	-	8,501,886
CLS International Equity Fund	1,838,765	19,696,221	-	21,534,986
CLS Enhanced Long/Short Fund	1,406,894	2,188,741	-	3,595,635
CLS Flexible Income Fund	3,583,109	1,904,828	-	5,487,937
CLS Global Aggressive Equity Fund	1,528,987	12,199,327	-	13,728,314
CLS Shelter Fund	178,166	-	-	178,166

As of April 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CLS Global Diversified Fund	$ -	$ 15,932,562	$ -	$ -	$ -	$ 95,628,716	$ 111,561,278
CLS Growth and Income Fund	795,196	-	(541,600)	-	-	39,158,182	39,411,778
CLS Global Growth Fund	-	7,986,640	-	-	-	37,702,775	45,689,415
CLS Domestic Equity Fund	298,694	4,269,291	-	-	-	1,505,083	6,073,068
CLS International Equity Fund	-	-	-	-	-	867,268	867,268
CLS Enhanced Long/Short Fund	351,277	3,074,960	-	-	(92,937)	(5,241,072)	(1,907,772)
CLS Flexible Income Fund	446,592	-	(330,721)	(141,352)	-	1,438,181	1,412,700
CLS Global Aggressive Equity Fund	122,898	2,735,188	-	-	-	18,371,894	21,229,980
CLS Shelter Fund	600,591	386,097	-	-	-	13,050,492	14,037,180

77

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships. In addition, the amount under other book/tax differences for CLS Enhanced Long/Short Fund is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
CLS Flexible Income Fund	$ 330,721
CLS Growth and Income Fund	541,600

At April 30, 2015, the CLS Flexible Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	2018	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
CLS Flexible Income Fund	$ -	$ 141,352	$ -	$ 141,352

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments for equalization, paydowns, partnerships and non-deductible expenses, resulted in reclassifications for the following funds for the year ended April 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
CLS Global Diversified Equity Fund	$ -	$ 577,664	$ (577,664)
CLS Growth and Income Fund	(4,943)	(146,776)	151,719
CLS Global Growth Fund	-	1,243,791	(1,243,791)
CLS Domestic Equity Fund	25,255,328	(886,833)	(24,368,495)
CLS International Equity Fund	27,139,417	(968,184)	(26,171,233)
CLS Enhanced Long/Short Fund	-	262,981	(262,981)
CLS Flexible Income Fund	-	73,146	(73,146)
CLS Global Aggressive Equity Fund	-	(1,039)	1,039

78

CLS Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)

October 31, 2015

10.	New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

11.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective January 19, 2016, the CLS Domestic Equity and the CLS Enhanced Long/Short Fund will be closed and all outstanding shares redeemed. Management has concluded that there are no other material items requiring adjustment or disclosure in the financial statements.

79

CLS Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2015	10/31/2015
CLS Global Diversified Fund
Actual:
Class C	$ 1,000.00	$ 934.20	1.91%	$ 9.32	*
Class N	1,000.00	938.10	1.15%	5.62	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,015.57	1.91%	9.71	*
Class N	1,000.00	1,019.41	1.15%	5.85	*
CLS Growth and Income Fund
Actual	1,000.00	963.60	1.15%	5.69	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

80

CLS Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)(Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2015	10/31/2015
CLS Global Growth Fund
Actual	$ 1,000.00	$ 956.00	1.15%	$ 5.67	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
CLS Domestic Equity Fund
Actual	1,000.00	1,003.20	1.15%	5.81	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
CLS International Equity Fund
Actual	1,000.00	888.90	1.15%	5.48	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
CLS Enhanced Long/Short Fund
Actual	1,000.00	983.70	1.05%	5.25	*
Hypothetical (5% return before expenses):	1,000.00	1,019.91	1.05%	5.35	*
CLS Flexible Income Fund
Actual	1,000.00	984.90	0.80%	4.00	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*
CLS Global Aggressive Equity Fund
Actual	1,000.00	944.60	1.15%	5.64	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
CLS Shelter Fund
Actual	1,000.00	949.80	1.15%	5.65	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

81

Rev. June 2015
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

82

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

•          CLS Investments, LLC

•          NorthStar Financial Services Group, LLC

•          Blu Giant, LLC

•          Gemini Alternative Funds, LLC

•          Gemini Hedge Fund Services, LLC

•          Gemini Fund Services, LLC

•          Northern Lights Compliance Services, LLC

•          Northern Lights Distributors, LLC

•          Orion Advisor Services, LLC

•          Constellation Trust Company

•          NorthStar Topco, LLC

•         NorthStar CTC Holdings, Inc.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.
83

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84

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

85

CLS INVESTMENTS

17605 Wright Street • Omaha, NE 68130

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA

6668-NLD-12/17/2015 2918-CLS-12/16/2015

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/ President

Date 1/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/President

Date 1/8/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 1/8/16